As filed with the Securities and Exchange Commission on June 30 2011

1933 Act File No. 333-173724

________________________________________________________

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]
Pre-Effective Amendment No. ___ [   ]
Post-Effective Amendment No. 1 [ X ]

EATON VANCE MUNICIPALS TRUST
(Exact name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant's Telephone Number)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement. ☒

This Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of Beneficial Interest of Eaton Vance National Municipal Income Fund

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 33-572).

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents.

Cover Sheet
Part A	-	Proxy Statement/Prospectus
Part B	-	Statement of Additional Information
Part C	-	Other Information
Signature Page
Exhibit Index
Exhibits

EATON VANCE MICHIGAN MUNICIPAL INCOME FUND EATON VANCE RHODE ISLAND MUNICIPAL INCOME FUND Two International Place Boston, Massachusetts 02110

^ June 30, 2011

Dear Shareholder:

     We cordially invite you to attend a joint Special Meeting of Shareholders of Eaton Vance Michigan Municipal Income Fund (the “MI Fund”) and Eaton Vance Rhode Island Municipal Income Fund (the “RI Fund”)(together, the “Acquired Funds”) on ^ August 12, 2011 to consider a proposal to approve an Agreement and Plan of Reorganization to convert shares of the Acquired Funds into corresponding shares of Eaton Vance National Municipal Income Fund (the “National Fund”) (the “Reorganization). The Funds are each a series of Eaton Vance Municipals Trust.

     The investment objective of each Fund is to provide current income exempt from regular federal income tax and, in the case of the Acquired Funds, from particular state and local income or other taxes. Each Fund has similar investment policies and restrictions. The enclosed combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) describes the Reorganization in detail. We ask you to read the enclosed information carefully and to submit your vote promptly.

     After consideration and recommendation by Eaton Vance Management, the Board of Trustees has determined that it is in the best interests of the Acquired Funds if the Acquired Funds are merged into the National Fund. We believe that you would benefit from the Reorganization because you would become shareholders of a larger, more diversified fund with a higher yield and distribution rate and a lower expense ratio.

     We realize that most shareholders will not be able to attend the meeting and vote their shares in person. However, each Acquired Fund does need your vote. You can vote by mail or by telephone, as explained in the enclosed material. If you later decide to attend the meeting, you may revoke your proxy and vote your shares in person. By voting promptly, you can help the Acquired Funds avoid the expense of additional mailings.

     If you would like additional information concerning this proposal, please call one of our service representatives at 1-^ 866-864-7961 Monday through Friday, ^ 9:00 a.m. to 10:00 p.m. Eastern Time and Saturday 12:00 p.m. to 6:00 p.m. Eastern ^ Time. Your participation in this vote is extremely important.

Sincerely, /s/ Thomas M. Metzold Thomas M. Metzold President Eaton Vance Municipals Trust

Your vote is important – please return your proxy card promptly.

Shareholders are urged to sign and mail the enclosed proxy in the enclosed postage prepaid envelope or vote by telephone by following the enclosed instructions. Your vote is important whether you own a few shares or many shares.

EATON VANCE MICHIGAN MUNICIPAL INCOME FUND
EATON VANCE RHODE ISLAND MUNICIPAL INCOME FUND
Two International Place
Boston, Massachusetts 02110

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held ^ August 12, 2011

     A joint Special Meeting of Shareholders of Eaton Vance Michigan Municipal Income Fund and Eaton Vance Rhode Island Municipal Income Fund (together, the “Acquired Funds”) will be held at the principal office of the Acquired Funds, Two International Place, Boston, Massachusetts 02110, on Friday, ^ August 12, 2011 at ^ 2:30 p.m. (Eastern ^ Time), for the following purposes:

1.	To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) to convert shares of each Acquired Fund into corresponding shares of Eaton Vance National Municipal Income Fund (the “National Fund”). The Plan provides for the transfer of all of the assets and liabilities of each Acquired Fund to the National Fund in exchange for corresponding shares of the National Fund; and

2.	To consider and act upon any other matters which may properly come before the meeting and any adjourned or postponed session thereof.

     The meeting is called pursuant to the By-Laws of Eaton Vance Municipals Trust (the “Trust”). The Board of Trustees of the Trust has fixed the close of business on ^ June 16, 2011 as the record date for the determination of the shareholders of each Acquired Fund entitled to notice of, and to vote at, the joint meeting and any adjournments or postponements thereof.

By Order of the Board of Trustees, /s/ Maureen A. Gemma Maureen A. Gemma Secretary Eaton Vance Municipals Trust

^ June 30, 2011 Boston, Massachusetts

IMPORTANT

Shareholders can help the Board of Trustees of the Acquired Funds avoid the necessity and additional expense of further solicitations, which may be necessary to obtain a quorum, by promptly returning the enclosed proxy or voting by telephone. The enclosed addressed envelope requires no postage if mailed in the United States and is included for your convenience.

PROXY STATEMENT/PROSPECTUS
Acquisition of the Assets of
EATON VANCE MICHIGAN MUNICIPAL INCOME FUND
EATON VANCE RHODE ISLAND MUNICIPAL INCOME FUND
By And In Exchange For Shares of
EATON VANCE NATIONAL MUNICIPAL INCOME FUND

Two International Place Boston, Massachusetts 02110

^ June 30, 2011

We are sending you this combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) in connection with the joint Special Meeting of Shareholders (the “Special Meeting”) of Eaton Vance Michigan Municipal Income Fund (the “MI Fund”) and the Eaton Vance Rhode Island Municipal Income Fund (the “RI Fund”) (together, the “Acquired Funds”) on ^ August 12, 2011 at ^ 2:30 p.m., Eastern ^ Time, at Two International Place, Boston, Massachusetts 02110. This document is both the Proxy Statement of the Acquired Funds and a Prospectus of Eaton Vance National Municipal Income Fund (the “National Fund”). The Acquired Funds and the National Fund hereinafter are sometimes referred to as a “Fund” or collectively as the “Funds.” The Funds are each a series of Eaton Vance Municipals Trust (the “Trust”). The Trust is a Massachusetts business trust registered as an open-end management investment company. Proxy cards are enclosed with the foregoing Notice of a joint Special Meeting of Shareholders for the benefit of shareholders who wish to vote, but do not expect to be present at the joint Special Meeting. Shareholders also may vote by telephone. The proxy is solicited on behalf of the Board of Trustees of the Trust (the “Board” or “Trustees”).

This Proxy Statement/Prospectus relates to the proposed reorganization of each class of shares of each Acquired Fund into a corresponding class of shares of the National Fund (the “Reorganization”). The Form of Agreement and Plan of Reorganization for each Fund (the “Plan”) is attached as Appendix A and provides for the transfer of all of the assets and liabilities of each Acquired Fund to the National Fund in exchange for shares of the National Fund. Following the transfer, National Fund shares will be distributed to shareholders of each Acquired Fund, and each Acquired Fund will be terminated. As a result, each shareholder of an Acquired Fund will receive National Fund shares equal to the value of such shareholder’s respective Acquired Fund shares, in each case calculated as of the close of regular trading on the New York Stock Exchange on the Closing date (as defined herein).

Each proxy will be voted in accordance with its instructions. If no instruction is given, an executed proxy will authorize the persons named as proxies, or any of them, to vote in favor of each matter. A written proxy is revocable by the person giving it, prior to exercise by a signed writing filed with the Fund’s proxy tabulator, ^ The Altman Group, 1 Grand Central Place, Suite 916, New York, NY ^ 10165, or by executing and delivering a later dated proxy, or by attending the joint Special Meeting and voting the shares in person. Proxies voted by telephone may be revoked at any time in the same manner that proxies voted by mail may be revoked. This Proxy Statement/Prospectus is initially being mailed to shareholders on or about ^ June 30, 2011. Supplementary solicitations may be made by mail, telephone, telegraph, facsimile or electronic means.

The Trustees have fixed the close of business on ^ June 16, 2011 as the record date (“Record Date”) for the determination of the shareholders entitled to notice of and to vote at the joint Special Meeting and any adjournments or postponements thereof. Shareholders at the close of business on the Record Date will be entitled to one vote for each Acquired Fund share held. The number of shares of beneficial interest of each class of each Fund outstanding and the persons who held of record more than five percent of the outstanding shares of each Fund as of the Record Date, along with such information for the combined fund as if the Reorganization was consummated on the Record Date, are set forth in Appendix C.

This Proxy Statement/Prospectus sets forth concisely the information that you should know when considering the Reorganization. You should read and retain this Proxy Statement/Prospectus for future reference. This Proxy Statement/Prospectus is accompanied by the Prospectus of the National Fund dated February 1, 2011, as supplemented (the “National Fund Prospectus”), which is incorporated by reference herein. A Statement of Additional Information dated April 25, 2011 that relates to this Proxy Statement/Prospectus and contains additional information about the National Fund and the Reorganization is on file with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Proxy Statement/Prospectus.

The Prospectus of the MI Fund dated December 1, 2010 as revised February 17, 2011, as supplemented and the Prospectus of the RI Fund dated February 1, 2011, as supplemented (the “Acquired Funds’ Prospectuses”), the Statement of Additional Information of the MI Fund dated December 1, 2010, as supplemented and the Statement of Additional Information of the RI Fund dated February 1, 2011 (the “Acquired Funds’ SAIs”) and the Statement of Additional Information of the National Fund dated February 1, 2011 (the “National Fund SAI”) are on file with the SEC and are incorporated by reference into this Proxy Statement/Prospectus.

The Annual Report to Shareholders for the MI Fund (dated July 31, 2010) and RI Fund dated and National Fund (dated September 30, 2010) and the Semiannual Reports to Shareholders for the MI Fund (dated January 31, 2011) and RI Fund and the National Fund (dated March 31, 2011) have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus.

To ask questions about this Proxy Statement/Prospectus, please call our toll-free number at 1-^ 866-864-7961 Monday through Friday, ^ 9:00 a.m. to 10:00 p.m. Eastern Time and Saturday 12:00 p.m. to 6:00 p.m. Eastern ^ Time.

Copies of each of the documents incorporated by reference referred to above are available upon oral or written request and without charge. To obtain a copy, write to the Funds, c/o Eaton Vance Management, Two International Place, Boston, MA 02110, Attn: Proxy Coordinator – Mutual Fund Operations, or call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. Eastern ^ Time. The foregoing documents may be obtained on the Internet at www.eatonvance.com. In addition, the SEC maintains a website at www.sec.gov that contains the documents described above, material incorporated by reference, and other information about the Acquired Funds and the National Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ii

TABLE OF CONTENTS

Page
SUMMARY		^ 1^
FUND EXPENSES		^ 2^
REASONS FOR THE REORGANIZATION		^ 4
INFORMATION ABOUT THE REORGANIZATION		^ 6
^ THE BUSINESS, INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES
AND POLICIES OF THE ACQUIRED FUNDS ^ AND NATIONAL FUND^		11
PRINCIPAL RISK FACTORS		^ 14
COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS		^ 14
INFORMATION ABOUT THE FUNDS		^ 15
VOTING INFORMATION		^ 15
DISSENTERS RIGHTS		^ 18
NATIONAL FUND FINANCIAL HIGHLIGHTS		^ 19
MICHIGAN FUND FINANCIAL HIGHLIGHTS		^ 25
RHODE ISLAND FUND FINANCIAL HIGHLIGHTS		^ 27
EXPERTS		^ 31
APPENDIX A:	FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1
APPENDIX B:	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	B-1
APPENDIX C:	OUTSTANDING SHARES AND 5% HOLDERS	C-1

iii

SUMMARY

The following is a summary of certain information contained in or incorporated by reference in this Proxy Statement/Prospectus. This summary is not intended to be a complete statement of all material features of the proposed Reorganization and is qualified in its entirety by reference to the full text of this Proxy Statement/ Prospectus, the Plan and the other documents referred to herein.

Proposed Transaction. The Trustees of the Trust have approved the Plan for each Acquired Fund, which provides for the transfer of all of the assets of the Acquired Fund to the National Fund in exchange for the issuance of National Fund shares and the assumption of the Acquired Fund’s liabilities by the National Fund at a closing to be held as soon as practicable following approval of the Reorganization by shareholders of the Acquired Fund at the joint Special Meeting, or any adjournments or postponements thereof, and the satisfaction of all the other conditions to the Reorganization (the “Closing”). The Plan is attached hereto as Appendix A. The value of each shareholder’s account with the corresponding class of the National Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with his or her Acquired Fund immediately prior to the Reorganization. Following the transfer, National Fund shares will be distributed to shareholders of the Acquired Funds and the Acquired Funds will be terminated. As a result of the Reorganization, each shareholder of the Acquired Funds will receive full and fractional National Fund shares equal in value at the close of regular trading on the New York Stock Exchange on the Closing date to the value of such shareholder’s shares of his or her Acquired Fund. At or prior to the Closing, each Acquired Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income, its net tax-exempt interest income, and all of its net capital gains, if any, realized for the taxable year ending at the Closing. The Trustees, including the Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (“Independent Trustees”), have determined that the interests of existing shareholders of each Acquired Fund will not be diluted as a result of the transactions contemplated by the Reorganization and that the Reorganization is in the best interests of each Acquired Fund. The Trustees of Eaton Vance Municipals Trust (including the Independent Trustees) have also approved the Plan on behalf of the National Fund.

Background for the Proposed Transaction. The Board of Trustees of the Trust considered a number of factors, including the proposed terms of the Reorganization. The Trustees considered that, among other things, combining the Funds will reduce the expense ratio for each Acquired Fund’s shareholders (as described herein), the Reorganization would be tax-free for federal income tax purposes, and that management believes Acquired Fund shareholders will receive higher yields and distribution rates as shareholders of the National Fund. Moreover, the Trustees considered that shareholders of each Acquired Fund would benefit from a larger fund with increased investment opportunities and flexibility by consolidating three funds with similar investment objectives and policies and that invest in similar securities.

The Board of Trustees of the Trust ^ has determined that the Reorganization is in the best interests of each Acquired Fund and has recommended that each Acquired Fund’s shareholders vote FOR the Reorganization. The reorganization of each of MI Fund and RI Fund into National Fund is a separate and independent transaction. Approval of the Reorganization by shareholders of any other Fund is not required for either of MI Fund, or RI Fund to consummate the Reorganization.

Objectives, Restrictions and Policies. The Acquired Funds and National Fund have similar investment objectives and policies, with the exception of policies to avoid particular state income taxes. The National Fund and the Acquired Funds are required to invest at least 65% and 75% of their net assets, respectively, in investment grade obligations. There are no material differences between the Funds’ fundamental and non-fundamental investment restrictions other than those related to diversification. While the National Fund is a diversified fund and has an investment restriction to that effect, the Acquired Funds are non-diversified funds.

Fund Fees, Expenses and Services. National Fund (total net assets of approximately $4.5 billion as of ^ February 28, 2011) is significantly larger than each Acquired Fund^ (MI Fund and RI Fund have net assets of approximately $44 million and $^ 39 million, respectively, as of ^ February 28, 2011). As described below and excluding ^ interest expense associated with ^ residual interest bond transactions, National Fund has a lower total expense ratio than each Acquired Fund, which the Acquired Funds’ shareholders are expected to benefit from as a result of the Reorganization. As described under “The Business, Investment Objectives, Principal Strategies and Policies of the Acquired Funds and National Fund” below, a Fund incurs interest expense in connection with residual interest bond transactions and also records offsetting interest income relating to the bonds underlying such transactions. This offsetting income is not reflected in the Funds’ Annual Fund Operating Expense table. Assuming the income received by a Fund on its residual bond transactions equals or exceeds the associated interest expense, the pro forma total operating expense ratio of National Fund after the Reorganization would be lower than the total operating expense ratios of the Acquired Funds. See “Reasons for the Reorganization – Effect on Fund Fees, Expenses and Services.”

National Fund offers classes of shares that correspond with the outstanding classes of shares of the Acquired Funds. As a result of the Reorganization, shareholders of each class of shares of each respective Acquired Fund would receive shares of the corresponding class of the National Fund. The privileges and services associated with the corresponding share classes of each Fund are identical. See “Distribution Arrangements” for details on the distribution and service fees. Class B shares of each Fund have a conversion feature, whereby they convert to the lower cost Class A shares eight years after their initial purchase.

Distribution Arrangements. Shares of each Fund are sold on a continuous basis by Eaton Vance Distributors, Inc. (“EVD”), the Funds’ principal underwriter. Class A shares of each Fund are sold at net asset value per share plus a sales charge; Class B and Class C shares of each Fund are sold at net asset value subject to a contingent deferred sales charge (“CDSC”). As a result of the Reorganization, shareholders of each class of shares of each Acquired Fund would receive shares of the corresponding class of the National Fund. The distribution and service fee payable for Class A shares of each Acquired Fund is 0.20%, while the distribution and service fee payable for Class A shares of National Fund is 0.25%. Class B shares and Class C shares of each Acquired Fund pay distribution and service fees equal to 0.95% of average daily net assets annually, while Class B and Class C shares of National Fund pay distribution and service fees equal to 1.00%. As a result of the Reorganization, shareholders of Class A shares, Class B shares and Class C shares of each Acquired Fund would receive shares of the corresponding class of the National Fund. Although distribution and service fees payable on Class A, Class B and Class C shares of National Fund are 0.05% higher than those of each class of Acquired Fund shares, the Acquired Funds are expected to benefit from a decrease in total expenses as a result of the Reorganization, as described below.

Redemption Procedures and Exchange Privileges. The Acquired Funds and the National Fund offer the same redemption features pursuant to which proceeds of a redemption are remitted by wire or check after receipt of proper documents including signature guarantees. The respective classes of each Fund have the same exchange privileges.

Tax Consequences. The Acquired Funds expect to obtain an opinion of counsel that the Reorganization will be tax-free for federal income tax purposes. As such, the Acquired Funds’ shareholders will not recognize a taxable gain or loss on the receipt of shares of the National Fund in liquidation of their interests in the Acquired Funds. Their tax basis in National Fund shares received in the Reorganization will be the same as their tax basis in their respective Acquired Fund shares, and the tax holding period will be the same.

^ FUND EXPENSES

Expenses shown are those for the year ended February 28, 2011 and on a pro forma basis giving effect to the Reorganization as of such date. For each Acquired Fund, the pro forma expenses giving effect to only that one Acquired Fund reorganizing into National Fund would be the same as the pro forma expenses stated below giving effect to all Acquired Funds collectively reorganizing into National Fund.

Fund Fees and Expenses
Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the
lower of net asset value at time of purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class A Shares
				Pro Forma
	MI Fund	RI Fund	National Fund	Combined
				Fund(1)
Management Fees	0.27%	0.26%	0.34%	0.34%
Distribution and Service (12b-1 Fees)(2)	0.20%	0.20%	0.25%	0.25%
Interest Expense(3)	0.02%	0.03%	0.14%	0.14%
Expenses Other than Interest Expense	0.29%	0.27%	0.08%	0.08%
Other Expenses	0.31%	0.30%	0.22%	0.22%
Total Annual Fund Operating Expenses	0.78%	0.76%	0.81%	0.81%(4)
^	^	^	^	^

	Class B Shares
	RI Fund	National Fund	Pro Forma Combined Fund(1)
Management Fees	0.26%	0.34%	0.34%
Distribution and Service (12b-1 Fees)(2)	0.95%	1.00%	1.00%
Interest Expense(3)	0.03%	0.14%	0.14%
Expenses Other then Interest Expense	0.27%	0.08%	0.08%
Other Expenses	0.30%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.51%	1.56%	1.56%(4)
^	^	^	^

	Class C Shares
				Pro Forma
	MI Fund	RI Fund	National Fund	Combined
				Fund(1)
Management Fees	0.27%	0.26%	0.34%	0.34%
Distribution and Service (12b-1 Fees)(2)	0.95%	0.95%	1.00%	1.00%
Interest Expense(3)	0.02%	0.03%	0.14%	0.14%
Expenses Other than Interest Expense	0.29%	0.27%	0.08%	0.08%
Other Expenses	0.31%	0.30%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.53%	1.51%	1.56%	1.56%(4)
^	^	^	^	^

	Class I Shares
				Pro Forma
	MI Fund	RI Fund	National Fund	Combined
				Fund(1)
Management Fees	0.27%	0.26%	0.34%	0.34%
Distribution and Service (12b-1 Fees)(2)	0.00%	0.00%	0.00%	0.00%
Interest Expense(3)	0.02%	0.03%	0.14%	0.14%
Expenses Other then Interest Expense	0.29%	0.27%	0.08%	0.08%
Other Expenses	0.31%	0.30%	0.22%	0.22%
Total Annual Fund Operating Expenses	0.58%	0.56%	0.56%	0.56%(4)
^	^	^	^	^

(1)	The pro forma results of the merger are the same assuming any one Acquired Fund merges into the National Fund or if both Acquired Funds merge into the National Fund.
(2)	The Acquired Funds are authorized under their distribution plans to pay service fees up to 0.25% annually.
(3)	“Interest Expense” represents the interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with ^ residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.
(4)	On a pro forma basis, National Fund’s total expense ratio decreases slightly (less than 0.01%).

"Total Annual Fund Operating Expenses" includes "Interest Expense", which represents each Fund's liability with respect to the floating rate notes issued in connection with residual interest bond transactions. Each Fund also records interest income in an amount equal to the "interest expense" associated with the same residual interest bond transactions. As discussed under "Reasons for the Reorganization -- Effect on Fund Fees, Expenses and Services" below, if the "Total Annual Fund Operating Expenses" of each Acquired Fund and the National Fund were adjusted to eliminate the entire amount of the "interest expense" associated with residual interest bond transactions, then the "Total Annual Fund Operating Expenses" of each class of shares of the National Fund would be lower than the "Total Annual fund Operating Expenses" of the corresponding class of shares of each Acquired Fund.

Example. This Example is intended to help you compare the cost of investing in the Pro Forma Combined Fund after the Reorganization with the costs of investing in the Funds without the Reorganization. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above. ^ Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
MI Fund
Class A shares	$551	$712	$888	$1,395	$551	$712	$888	$1,395
Class C shares	$656	$883	$1,034	$1,621	$156	$483	$834	$1,621
Class I shares	$256	$483	$834	$1,824	$156	$483	$834	$1,824

RI Fund
Class A shares	$549	$706	$877	$1,372	$549	$706	$877	$1,372
Class B shares	$654	$877	$1,024	$1,599	$154	$477	$824	$1,599
Class C shares	$254	$477	$824	$1,802	$154	$477	$824	$1,802
Class I shares	$57	$179	$313	$701	$57	$179	$313	$701

National Fund
Class A shares	$554	$721	$903	$1,429	$554	$721	$903	$1,429
Class B shares	$659	$893	$1,050	$1,655	$159	$493	$850	$1,655
Class C shares	$259	$493	$850	$1,856	$159	$493	$850	$1,856
Class I shares	$57	$179	$313	$701	$57	$179	$313	$701

Pro Forma Combined
Fund
Class A shares	$554	$721	$903	$1,429	$554	$721	$903	$1,429
Class B shares	$659	$893	$1,050	$1,655	$159	$493	$850	$1,655
Class C shares	$259	$493	$850	$1,856	$159	$493	$850	$1,856
Class I shares	$57	$179	$313	$701	$57	$179	$313	$701

^ REASONS FOR THE REORGANIZATION

The Reorganization has been considered by the Board of Trustees of the Trust. In reaching the decision to recommend that the shareholders of the Acquired Funds vote to approve the Reorganization, the Trustees, including the Independent Trustees, determined that the Reorganization would be in the best interests of each of the Acquired Funds and that the interests of existing shareholders of each of the Acquired Funds would not be diluted as a consequence thereof. In making this determination, the Trustees considered a number of factors, including the following:

•	Objectives, Restrictions and Policies. With the exception of policies to avoid particular state income taxes, the Acquired Funds and National Fund have similar investment objectives, policies and restrictions. The State Funds are required to invest at least 75% of their assets in investment grade municipal obligations, while the National Fund is required to invest at least 65% of its assets in investment grade municipal obligations. As of December 31, 2010, however, National Fund had over
90% of its net assets invested in investment grade obligations.

While the Acquired Funds have identical policies with respect to the maturity of the obligations they will acquire, the National Fund historically has had longer average durations and longer average maturities than the Acquired Funds. Also, because of its much larger size than each of the Acquired
Funds, the National Fund has had more opportunities to invest in residual interest bond investments than the Acquired Funds. For these reasons, the National Fund may have a slightly higher risk profile than the Acquired Funds.

As a fundamental investment restriction, National Fund is a diversified fund, while the Acquired Funds are registered as non-diversified funds. ^ National Fund is broadly diversified with minimal concentration risk. In contrast, each Acquired Fund’s portfolio is highly concentrated in obligations issued by issuers in its respective state. The Reorganization would substantially reduce each
Acquired Fund’s shareholders’ exposure to issuers in their respective state.

•	Effect on Fund Fees, Expenses and Services. ^ National Fund is significantly larger than each
Acquired Fund. ^ Excluding interest expense associated with ^ residual interest bond transactions, the National Fund has a lower total expense ratio than each Acquired Fund, which the Acquired
Funds’ shareholders are expected to benefit from as a result of the Reorganization. Assuming the
Reorganization occurred on February 28, 2011 and excluding interest expense, the total expense ratio of each Fund and the pro forma combined Fund is as follows:

				Pro Forma
Total Expense Ratio Excluding				Combined
Interest Expense*	MI Fund	RI Fund	National Fund	Fund
Class A	0.76%	0.73%	0.67%	0.67%
Class B	--	1.42%	1.42%	1.42%
Class C	1.51%	1.48%	1.42%	1.42%
Class I	0.56%	0.53%	0.42%	0.42%

* See “Fund Expenses” for additional information concerning each Fund’s fees and expenses.

If the Reorganization is consummated, EVM estimates the Acquired Funds will realize a significant reduction in other expenses. On a pro forma basis assuming the consummation of the
Reorganization on ^ February 28, 2011, the total fund expenses payable by former shareholders of each of MI Fund and RI Fund shareholders (excluding ^ interest expense as described above) would decrease by approximately 9 basis points (or 0.09%) ^ after the Reorganizations.

•	Tax Consequences. The Acquired Funds expect to obtain an opinion of counsel that the
Reorganization will be tax-free for federal income tax purposes. As such, the Acquired Funds’
shareholders will not recognize a taxable gain or loss on the receipt of shares of the National Fund in liquidation of their interests in the Acquired Funds. Their tax basis in National Fund shares received in the Reorganization will be the same as their tax basis in their respective Acquired Fund shares, and the tax holding period will be the same. National Fund’s tax basis for the assets received in the
Reorganization will be the same as the respective Acquired Fund’s basis immediately before the
Reorganization, and National Fund’s tax holding period for those assets will include each such
Acquired Fund’s holding period. Furthermore, it is not anticipated that the Reorganization would preclude utilization of any of the capital loss carryforwards of each Acquired Fund. The Trustees considered the fact that shareholders of the Acquired Funds would lose favorable tax treatment in
Michigan and Rhode Island, respectively, but would also benefit from the National Fund’s higher tax-
equivalent yield. Shareholders should consult their tax advisors regarding the effect, if any, of the
Reorganization in light of their individual circumstances. For more information, see “Information
About the Reorganization – Federal Income Tax Consequences.”

•	Relative Performance. The National Fund outperformed each Acquired Fund for the ten-year periods ended December 31, ^ 2010 on a total return basis. For the one-year, three-year and five-
year periods, the National Fund underperformed each Acquired Fund on a total return basis. The underperformance of the National Fund during the one-, three- and five-year periods is attributable to its relatively longer duration and historic anomalies that occurred in the credit markets in late 2008 and 2010. As of February 28, 2011, the yields and tax-equivalent distribution rate of the National
Fund are markedly higher than each of the Acquired Funds:

	MI Fund	RI Fund	National Fund
30-day yield	3.90%	4.51%	5.92%
Tax-equivalent yield*	6.09%	7.47%	9.11%
Distribution rate	4.26%	4.45%	5.69%

*	Tax-equivalent yield is adjusted for both state and federal income taxes in the case of the Acquired Funds. National Fund tax-equivalent yields are adjusted for federal income tax only. ^

•	No Dilution. After the Reorganization, each former shareholder of the Acquired Funds will own shares of National Fund equal to the aggregate value of his or her Acquired Fund shares immediately prior to the Reorganization. Because shares of National Fund will be issued at the per share net asset value of the Fund in exchange for the assets of the Acquired Funds, that, net of the liabilities of the Acquired Funds assumed by National Fund, will equal the aggregate value of those shares, the net asset value per share of National Fund will be unchanged. Thus, the Reorganization will not result in any dilution to shareholders.

•	Terms of the Plan and Cost of Reorganization. The Trustees considered the terms and conditions of the Plan and the costs associated with the Reorganization, including the fact that the first $12,000 of such costs will be borne by the Funds’ investment adviser, Boston Management and Research
(“BMR”), or an affiliate thereof, and the remaining costs will be borne by the Acquired Funds.

•	Impact on Eaton Vance Management (“EVM” or “Eaton Vance”). EVM and its affiliates, including
BMR and EVD, will continue to collect advisory and distribution and service fees on Acquired Fund assets acquired by the National Fund pursuant to the Reorganization. In the case of advisory fees,
BMR would collect fees on the Acquired Funds’ assets at the incremental advisory fee rate (0.29%
annually) applicable to the National Fund assuming the Reorganization occurred on ^ February 28,
2011. At current asset levels, the Reorganization would result in approximately $38,000 in increased fee revenue annually to BMR. With respect to the service fees that are payable by Class A, Class B and Class C shares of each Acquired Fund, EVD will receive a 0.05% higher fee on these Acquired
Fund assets after the Reorganization. However, with respect to assets that are over one year old, such fee will be paid to financial intermediaries and generally will not be retained by EVD.

The Board of Trustees of the Trust ^ has determined that the Reorganization is in the best interests of each Acquired Fund and recommend that each Acquired Fund’s shareholders vote FOR the Reorganization.

^

INFORMATION ABOUT THE REORGANIZATION

At a meeting held on March 14, 2011, the Board of Trustees of the Trust approved the Plan in the form set forth as Appendix A to this Proxy Statement/Prospectus. The summary of the Plan is not intended to be a complete statement of all material features of the Plan and is qualified in its entirety by reference to the full text of the Plan attached hereto as Appendix A.

Agreement and Plan of Reorganization. The Plan provides that, at the Closing, the Trust shall transfer all of the assets of the relevant Acquired Fund and assign all liabilities to National Fund, and National Fund shall acquire such assets and shall assume such liabilities upon delivery by National Fund to the Acquired Funds on the Closing date of Class A, Class B, Class C and Class I National Fund shares (including, if applicable, fractional shares). The value of Class A, Class B, Class C and Class I shares issued to the Acquired Funds by National Fund will be the same as the value of Class A, Class B, Class C, and Class I shares that the Acquired Fund has outstanding on the Closing date. The National Fund shares received by the Acquired Funds will be distributed to the Acquired Funds’ shareholders, and each such shareholder will receive shares of the corresponding class of National Fund equal in value to those of the Acquired Fund held by the shareholder.

National Fund will assume all liabilities, expenses, costs, charges and reserves of the Acquired Funds on the Closing date. At or prior to the Closing, the Acquired Funds shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund’s shareholders all of the Acquired Fund’s investment company taxable income, net tax-exempt interest income, and net capital gain, if any, realized (after reduction for any available capital loss carry-forwards) in all taxable years ending at or prior to the Closing.

At, or as soon as practicable after the Closing, each Acquired Fund shall liquidate and distribute pro rata to its shareholders of record as of the close of trading on the New York Stock Exchange on the Closing date the full and fractional National Fund Class A, Class B, Class C and Class I shares equal in value to the Acquired Fund’s shares exchanged. Such liquidation and distribution will be accomplished by the establishment of shareholder accounts on the share records of National Fund in the name of each shareholder of the Acquired Fund, representing the respective pro rata number of full and fractional National Fund Class A, Class B, Class C and Class I shares due such shareholder. All of National Fund’s future distributions attributable to the shares issued in the Reorganization will be paid to shareholders in cash or invested in additional shares of National Fund at the price in effect as described in the National Fund’s prospectus on the respective payment dates in accordance with instructions previously given by the shareholder to the Funds’ transfer agent.

The consummation of the Plan is subject to the conditions set forth therein. Notwithstanding approval by shareholders of the Acquired Funds, the Plan may be terminated at any time prior to the consummation of the Reorganization without liability on the part of either party or its respective officers, trustees or shareholders, by either party on written notice to the other party if certain specified representations and warranties or conditions have not been performed or do not exist on or before ^ December 31, 2011. The Plan may be amended by written agreement of its parties without approval of shareholders and a party may waive without shareholder approval any default by the other or any failure to satisfy any of the conditions to its obligations; provided, however, that following the joint Special Meeting, no such amendment or waiver may have the effect of changing the provision for determining the number of National Fund shares to be issued to the Acquired Funds’ shareholders to the detriment of such shareholders without their further approval.

Costs of the Reorganization. The Acquired Funds will collectively bear the costs of the Reorganization, including legal, printing, mailing and solicitation costs, provided that the Funds’ investment adviser, or an affiliate thereof, has agreed to bear the first $24,000 of the Acquired Funds’ collective Reorganization costs (based on each Acquired Funds’ pro rata net assets). The costs of the Reorganization are estimated at approximately $15,000 per Acquired Fund.

Description of National Fund Shares. Full and fractional Class A, Class B, Class C and Class I shares of National Fund will be distributed to the Acquired Funds’ shareholders in accordance with the procedures under the Plan as described above. Each National Fund share will be fully paid, non-assessable when issued and transferable without restrictions and will have no preemptive or cumulative voting rights and have only such conversion or exchange rights as the Trustees may grant in their discretion.

Federal Income Tax Consequences. It is expected that the Reorganization will qualify as a tax-free transaction under Section 368(a) of the Internal Revenue Code, which is expected to be confirmed by the legal opinion of K&L Gates LLP at the Closing. Accordingly, shareholders of each Acquired Fund will not recognize any capital gain or loss and each Acquired Fund’s assets and capital loss carry-forwards should be transferred to National Fund without recognition of gain or loss.

It is possible, however, that the Reorganization may fail to satisfy all of the requirements necessary for tax-free treatment, in which event the transaction will nevertheless proceed on a taxable basis. In this event, the Reorganization will result in the recognition of gain or loss to such Acquired Fund’s shareholders depending upon their tax basis (generally, the original purchase price) for their Acquired Fund shares, which includes the amounts paid for shares issued in reinvested distributions, and the net asset value of shares of National Fund received in the Reorganization. Shareholders of the Acquired Funds would, in the event of a taxable transaction, receive a new tax basis in the shares they receive of National Fund (equal to their initial value) for calculation of gain or loss upon their ultimate disposition and would start a new holding period for such shares.

Shareholders should consult their tax advisors regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders should also consult their tax advisors as to state and local tax consequences, if any.

Capitalization. The following table (which is unaudited) sets forth the capitalization of each Acquired Fund and National Fund as of February 28, 2011, and on a pro forma basis as of that date giving effect to the proposed acquisition of assets of each Acquired Fund at net asset value.

	Net Assets	Net Asset Value per Share	Shares Outstanding
MI Fund
Class A	41,227,892	^ 8.48	4,860,528
Adjustments*	-7,487
Class C	2,826,930	^ 8.49	333,060
Adjustments*	-513
Class I	951	^ 8.49	112
Total before
adjustments	44,055,773		5,193,700
Adjustments*	-8,000		--
Total	$44,047,773		5,193,700

	Net Assets	Net Asset Value per Share	Shares Outstanding
RI Fund
Class A	33,110,101	^ 8.40	3,942,698
Adjustments*	-6,652
^ Class B	^ 3,811,709	^ 8.59	^ 443,537
Adjustments*	-766
Class C	2,896,445	^ 8.60	336,882
Adjustments*	-582
Class I	944	^ 8.43	112
Total before
adjustments	39,819,199		4,723,229
Adjustments*	-8,000		--
^ Total	$39,811,199	^	4,723,229

National Fund
Class A	2,892,252,831	^ 8.75	330,567,969
Class B	128,525,436	^ 8.75	14,689,735
Class C	946,978,817	^ 8.75	108,234,101
Class I	574,018,563	^ 8.75	65,591,369
Total	4,541,775,647		519,083,174
^
Pro Forma Combined
After Reorganization
Class A	2,966,576,685	^ 8.75	339,062,123
Class B	132,336,379	^ 8.75	15,125,271
Class C	952,701,097	^ 8.75	108,888,076
Class I	574,020,458	^ 8.75	65,591,586

	Net Assets	Net Asset Value per Share	Shares Outstanding
Total	4,625,634,619		528,667,056

^
*	The Acquired Funds will bear the expenses of the Reorganization including those as described in “How Will Proxies be Solicited and Tabulated?” below.

^ Performance Information. The following bar charts and tables provide some indication of the risks of investing in each MI Fund and RI Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices. The returns in the bar charts are for Class A shares of MI Fund and Class B shares of RI Fund and National Fund and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results.

9

MI Fund Average Annual Total Return as of December 31, 2010	Investment Period
	One Year	Five Years	Ten Years
Class A Return Before Taxes	-4.30%	1.24%	3.13%
Class A Return After Taxes on Distributions	-4.30%	1.21%	3.11%
Class A Return After Taxes on Distributions and the Sale of Class A	-1.30%	1.69%	3.33%
Shares
Class C Return Before Taxes*	-1.25%	1.46%	2.87%
Class ^ I Return Before Taxes*	0.50%	2.24%	3.64%
Barclays Capital Municipal Bond Index (reflects no deduction for fees,
expenses or taxes)	2.38%	4.09%	4.83%
Barclays Capital 20 Year Municipal Bond Index (reflects no deduction
for fees, expenses or taxes)	1.32%	3.73%	5.13%

*	The Class C performance prior to the inception of MI Fund Class C shares on May 2, 2006 is the performance of Class A shares adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes).

RI Fund Average Annual Total Return as of December 31, 2010	Investment Period
	One Year	Five Years	Ten Years
Class A Return Before Taxes	-4.37%	0.66%	2.89%
Class B Return Before Taxes	-5.26%	0.51%	2.63%
Class B Return After Taxes on Distributions	-5.26%	0.51%	2.63%
Class B Return After Taxes on Distributions and the Sale of Class B	-2.12%	0.99%	2.82%
Shares
Class C Return Before Taxes*	-1.41%	0.83%	2.62%
Class I Return Before Taxes*	0.47%	1.65%	3.40%
Barclays Capital Municipal Bond Index (reflects no deduction for fees,
expenses or taxes)	2.38%	4.09%	4.83%
Barclays Capital 20 Year Municipal Bond Index (reflects no deduction
for fees, expenses or taxes)	1.32%	3.73%	5.13%

*	The Class C performance prior to the inception of RI Fund Class C shares on March 20, 2006 is the performance of Class B shares adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes). The Class I performance prior to the inception of RI Fund Class I shares on August 3, 2010 is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.

National Fund Average Annual Total Return as of December 31, 2010	Investment Period
	One Year	Five Years	Ten Years
Class A Return Before Taxes	-5.88%	-0.57%	3.41%
Class B Return Before Taxes	-6.64%	-0.67%	3.28%
Class B Return After Taxes on Distributions	-6.64%	-0.67%	3.28%
Cass B Return After Taxes on Distributions and the Sale of Class B Shares	-2.60%	0.11%	3.55%
Class C Return Before Taxes	-2.90%	-0.35%	3.15%
Class I Return Before Taxes	-0.89	0.68%	4.18%
Barclays Capital Municipal Bond Index (reflects no deduction for fees,
expenses or taxes)	2.38%	4.09%	4.83%
Barclays Capital Long (22+) Municipal Bond Index (reflects no deduction
for fees, expenses or taxes)	1.12%	2.71%	4.79%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B and Class C. Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds. Barclays Capital 20 Year Municipal Bond Index consists of bonds in the Barclays Capital Municipal Bond Index with maturities of between 17 and 20 years. Barclays Capital Long (22+) Municipal Bond Index is the long bond component of the Barclays Capital Municipal Bond Index. Investors cannot invest directly in an Index. (Source for Barclays Capital Municipal Bond Index, Barclays Capital 20 Year Municipal Bond Index and Barclays Capital Long (22+) Municipal Bond Index is Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management’s Discussion of Fund Performance. The total returns of National Fund and the factors that materially affected its performance during the most recent fiscal year and semiannual period are contained in its Annual Report dated September 30, 2010 and Semiannual Report dated March 31, ^ 2011, both of which are incorporated by reference into this Proxy Statement/Prospectus and relevant portions of which are attached hereto as Appendix B.

The performance of MI Fund is described under the caption “Performance Information and Portfolio Composition” in the Annual Report of MI Fund for the year ended July 31, 2010 and Semiannual Report dated January 31, 2011, both of which were previously mailed to MI Fund shareholders and are incorporated by reference into this Proxy Statement/Prospectus. The performance of RI Fund is described under the same caption as the MI Fund in the Annual Report of RI Fund for the year ended September 30, 2010 and Semiannual Report dated March 31, ^ 2011, both of which were previously mailed to RI Fund shareholders and are incorporated by reference into this Proxy Statement/Prospectus.

^ THE BUSINESS, INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND POLICIES OF THE ACQUIRED FUNDS ^ AND NATIONAL FUND^

Below is a summary comparing the business, investment objectives, principal investment strategies and policies of the Acquired Funds and the National Fund. Each Fund’s current prospectus contains a detailed discussion of each Fund’s respective investment strategies and other investment policies.

The National Fund is a diversified fund and has an investment restriction to that effect. The Acquired Funds are registered as non-diversified funds.

	MI Fund	RI Fund	National Fund

Business	A non-diversified series of Eaton	Same as MI Fund.	A diversified series of Eaton Vance
	Vance Municipals Trust.		Municipals Trust.
Investment	Seeks to provide current income	Seeks to provide current income	Seeks to provide current income exempt
Objective	exempt from regular federal income	exempt from regular federal income	from regular federal income tax.
	tax and Michigan state and city	tax and Rhode Island state
	income taxes and the net income	personal income taxes.
tax portion of the Michigan
Business tax.
80% Investment	Under normal market conditions,	Under normal market conditions,	Under normal market conditions, invests
Policy	invests at least 80% of its net	invests at least 80% of its net	at least 80% of its net assets in
	assets in municipal obligations, the	assets in municipal obligations, the	municipal obligations, the interest on
	interest on which is exempt from	interest on which is from regular	which is exempt from regular federal
	regular federal income tax and	federal income tax and Rhode	income tax.
	Michigan state and city income	Island state personal income taxes.
taxes and the net income tax
portion of the Michigan Business
tax.
Investment	In pursuing objective, normally invests in municipal obligations with maturities of ten years or more.
Strategy

Investment Grade	At least 75% of net assets will	Same as MI Fund.	At least 65% of net assets will normally
Securities	normally be invested in municipal		be invested in municipal obligations
	obligations rated at least investment		rated at least investment grade at the
	grade at the time of investment.		time of investment.
	Investment grade obligations are		The balance of net assets may be
	those rated at least BBB by S&P or		invested in municipal obligations rated
	Fitch or Baa by Moody’s.		below investment grade ("junk bonds")

^12

	MI Fund	RI Fund	National Fund

	The balance of net assets may be		and in unrated municipal obligations
	invested in municipal obligations		considered to be of comparable quality
	rated below investment grade (“junk		by the investment adviser.
bonds”) and in unrated municipal
obligations considered to be of
comparable quality by the
investment adviser.
Other Investment	Under normal market conditions,	Same as MI Fund.	N/A
Policies	invests at least 65% of its total
assets in obligations issued by the
state or its political subdivisions,
agencies, authorities and
instrumentalities. If consistent with
relevant state tax requirements,
may invest up to 35% of its net
assets in municipal obligations
issued by the governments of
Puerto Rico, the U.S. Virgin Islands
and Guam.
Concentration	May invest 25% or more of its total assets in municipal obligations in the same sector (such as leases, housing finance, public housing, municipal utilities, hospital and health facilities or industrial development). This may make a
Fund more susceptible to adverse economic, political or regulatory occurrences or adverse court decisions affecting a particular sector.
Borrowing	May borrow up to one-third of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes.
Buy/Sell Strategy	The investment adviser’s process for selecting obligations for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. Although the investment adviser considers ratings when making investment decisions, it performs credit and investment analysis primarily with respect to lower rated securities and generally does not rely on the ratings assigned by the rating services. The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.
Derivative	May purchase derivative instruments, which derive their value from another instrument, security or index, including
Instruments	the ^ residual interest bonds described below. May also purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. May also enter into interest rate swaps, forward rate contracts and credit derivatives, which may include credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument.

^13

	MI Fund	RI Fund	National Fund

Residual Interest	Each Fund may invest in residual interest bonds issued by a trust (the “trust”) that holds municipal securities. The
Bonds	trust also issues floating rate notes to third parties that may be senior to the Fund’s residual interest bonds. The
Fund receives interest payments on residual interest bonds that bear an inverse relationship to the interest rate paid on the floating rate notes. As required by applicable accounting standards, interest paid by the trust to the floating rate note holders may be reflected as income in the Fund’s financial statements with an offsetting expense for the interest paid by the trust to the floating rate note holders. This interest expense is presented in the Funds’ table of
Annual Operating Expenses (see “Fund Expenses” above), but the offsetting income received by the Funds is not.
Illiquid Securities	May not own illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable.
Federal Alternative	A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.
Minimum Tax
Investment Adviser	Boston Management and Research (“BMR”), a subsidiary of Eaton Vance, with offices at Two International Place,
Boston, MA 02110
Administrator	Eaton Vance

Portfolio Manager^	William H. Ahern	Cynthia J. Clemson	Thomas M. Metzold
	• Vice President, Eaton Vance and	• Vice President, Eaton Vance and	• Vice President, Eaton Vance and
	BMR	BMR	BMR
	• Portfolio manager since 2000	• Portfolio manager since 2010	• Portfolio manager since 1991
Distributor	Eaton Vance Distributors, Inc.

^14

^ PRINCIPAL RISK FACTORS

Generally. As discussed above, the Funds have similar investment objectives and policies and, as such, are subject to similar types of risks. See “Investment Objective & Principal Policies and Risks” in the National Fund Prospectus for a description of the principal risks of investing in the Funds.

Principal Differences between the Acquired Funds and the National Fund. Although each Acquired Fund and the National Fund have identical policies with respect to the maturity of the obligations they will acquire, the National Fund historically has had a longer average duration and longer average maturity than the Acquired Funds. Also, because of its much larger size than each of the Acquired Funds, the National Fund has had more opportunities to invest in residual interest bonds than the Acquired Funds. For these reasons, the National Fund may have a higher risk profile than the Acquired Funds.

The duration of a municipal obligation measures the sensitivity of its price to interest rate movements, and obligations with longer maturities are more sensitive to changes in interest rates than short-term obligations. A fund with a longer average duration and maturity may carry more risk and have higher price volatility than a fund with lower average duration and maturity. Residual interest bonds involve leverage risk and will involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate paid to the floating rate note holders inversely affects the interest paid on the ^ residual interest bond, the value and income of ^ a residual interest bond are generally more volatile than that of a fixed rate bond. ^ Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

General. MI Fund, RI Fund and National Fund are each a separate series of Eaton Vance Municipals Trust, a Massachusetts business trust governed by an Amended and Restated Declaration of Trust dated January 11, 1993, as amended from time to time, and by applicable Massachusetts law.

Shareholder Liability. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust, including its other series. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the trust and other series of the trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the trust or the trustees. Indemnification out of the trust property for all losses and expenses of any shareholder held personally liable by virtue of his or her status as such for the obligations of the trust is provided for in the Declaration of Trust and By-Laws. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be remote because it is limited to circumstances in which the respective disclaimers are inoperative and the series would be unable to meet their respective obligations.

Copies of the Declaration of Trust may be obtained from the Trust upon written request at its principal office or from the Secretary of the Commonwealth of Massachusetts.

^

INFORMATION ABOUT THE FUNDS

Information about National Fund is included in the current National Fund Prospectus, a copy of which is included herewith and incorporated by reference herein. Additional information about National Fund is included in the National Fund SAI, which has been filed with the SEC and is incorporated by reference herein. Information concerning the operation and management of the Acquired Funds is incorporated herein by reference from the Acquired Funds’ Prospectuses and the Acquired Funds’ SAIs. Copies may be obtained without charge on Eaton Vance’s website at www.eatonvance.com, by writing Eaton Vance Distributors, Inc., Two International Place, Boston, MA 02110 or by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. Eastern ^ Time.

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the SEC’s public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

The Trust, on behalf of its Funds, are currently subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file proxy material, reports and other information with the SEC. These reports can be inspected and copied at the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, as well as at the following regional offices: New York Regional Office, 3 World Financial Center, Suite 400, New York, NY 10281-1022; and Chicago Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549 at prescribed rates.

Householding: One Proxy Statement/Prospectus may be delivered to multiple shareholders at the same address unless you request otherwise. You may request that we do not household proxy statements and/or obtain additional copies of the Proxy Statement/Prospectus by calling 1-^ 866-864-7961 Monday through Friday, ^ 9:00 a.m. to 10:00 p.m. Eastern Time and Saturday 12:00 p.m. to 6:00 p.m. Eastern ^ Time or writing to Eaton Vance Management, Attn: Proxy Coordinator – Mutual Fund Operations, Two International Place, Boston, MA 02110.

VOTING INFORMATION

What is the Vote Required to Approve the Proposal?

The shareholders of MI Fund and RI Fund will vote separately to approve or disapprove the Reorganization of their Fund into National Fund. Approval of the Reorganization by shareholders of the other Acquired Funds is not required for either of MI Fund and RI Fund to consummate the Reorganization. If either of the Acquired Funds does not receive shareholder approval for the Reorganization, the Reorganization will nonetheless be effective for the Acquired Funds that does receive shareholder approval for the Reorganization.

The affirmative vote of the holders of a majority of a Fund’s outstanding shares, as defined in the 1940 Act, is required to approve the Plan for that Fund. Such “majority” vote is the vote of the holders of the lesser of (a) 67% or more of the shares of the Fund present or represented by proxy at the joint Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) 50% of the outstanding shares of the Fund. Class A, Class B, Class C and Class I shareholders of a Fund will vote together as a single group for that Fund. For each Fund, approval of the Plan by its shareholders is a condition of the consummation of the Reorganization.

^

How Do I Vote in Person?

If you do attend the joint Special Meeting and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares are held in the name of your broker, bank or other nominee, you must bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote. Please call your Fund at 1-^ 866-864-7961 Monday through Friday, ^ 9:00 a.m. to 10:00 p.m. Eastern Time and Saturday 12:00 p.m. to 6:00 p.m. Eastern ^ Time if you plan to attend the joint Special Meeting. If you plan to attend the joint Special Meeting in person, please be prepared to present photo identification.

How Do I Vote By Proxy?

Whether you plan to attend the joint Special Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the joint Special Meeting and vote.

If you properly fill in and sign your proxy card and send it to us in time to vote at the joint Special Meeting, your “proxy” (the individual named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the proposal and in accordance with management’s recommendation on other matters.

If you authorize a proxy, you may revoke it at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of your Fund before the joint Special Meeting that you have revoked your proxy; such notice must be in writing and sent to the Secretary of your Fund at the address set forth on the cover page of this Proxy Statement/Prospectus. In addition, although merely attending the joint Special Meeting will not revoke your proxy, if you are present at the joint Special Meeting you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the joint Special Meeting in the discretion of the proxies or their substitutes.

How Will Proxies be Solicited and Tabulated?

The expense of preparing, printing and mailing this Proxy Statement/Prospectus and enclosures and the costs of soliciting proxies on behalf of the Acquired Funds’ Board of Trustees will be borne by each respective Acquired Fund, with a portion thereof borne by the Funds’ investment adviser. Proxies will be solicited by mail and may be solicited in person or by telephone, facsimile or other electronic means by officers of the Acquired Funds, by personnel of Eaton Vance, by the Acquired Funds’ transfer agent, BNY Mellon Asset Servicing, by broker-dealer firms or by a professional solicitation organization. The Acquired Funds have retained ^ The Altman Group, to assist in the solicitation of proxies, for which each Acquired Fund will pay an estimated fee of approximately ^ $15,000, including out-of-pocket expenses. Estimated costs assume a moderate level of solicitation activity. If a greater solicitation effort is required, the solicitation costs would be higher. The expenses connected with the solicitation of this proxy and with any further proxies which may be solicited by the Acquired Funds’ officers, by Eaton Vance personnel, by the transfer agent, by broker-dealer firms or by ^ The Altman Group, in person, or by telephone, by telegraph, by facsimile or other electronic means, will be borne by the Acquired Funds, with a portion thereof borne by the Funds’ investment adviser. A written proxy may be delivered to the Acquired Funds or their transfer agent prior to the meeting by facsimile machine, graphic communication equipment or other electronic transmission. The Acquired Funds will reimburse banks, broker-dealer firms, and other persons holding shares registered in their names or in the names of their nominees, for their expenses incurred in sending proxy material to and obtaining proxies from the beneficial owners of such shares. Total estimated costs of the Reorganization are approximately ^ $10,000 per Fund.

Shareholders also may choose to give their proxy votes by telephone rather than return their proxy cards. Please see the proxy card for details. The Acquired Funds may arrange for Eaton Vance, its affiliates or agents to contact shareholders who have not returned their proxy cards and offer to have votes recorded by telephone. If the Acquired Funds record votes by telephone, they will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. If

^

the enclosed proxy card is executed and returned, or a telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the relevant Acquired Fund, by the execution of a later-dated proxy card, by the relevant Acquired Fund’s receipt of a subsequent valid telephonic vote, or by attending the meeting and voting in person.

All proxy cards solicited by the Board of Trustees that are properly executed and telephone votes that are properly delivered and received by the Secretary prior to the meeting, and which are not revoked, will be voted at the meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on the proxy card, it will be voted FOR the matters specified on the proxy card. Abstentions and broker non-votes (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power) will be treated as shares that are present at the meeting, but which have not been voted. Accordingly, abstentions and broker non-votes will assist each Acquired Fund in obtaining a quorum, but may have the effect of a “No” vote on the proposal.

How is a Quorum Determined and What Happens if There is an Adjournment?

With respect to each Acquired Fund, what constitutes a quorum for purposes of conducting a valid shareholder meeting, such as the joint Special Meeting, is set forth in the Trust’s By-Laws. Under the ByLaws of the Trust, the presence, in person or by proxy, of a majority of the outstanding shares of a Fund is necessary to establish a quorum for that Fund.

If a quorum is not present with respect to a Fund at the joint Special Meeting, the persons named as proxies in the enclosed proxy card may propose to adjourn the meeting to permit further solicitation of proxies in favor of the proposal. A meeting, including the joint Special Meeting, may be adjourned one or more times. Each such adjournment requires the affirmative vote of the holders of a majority of the affected Fund’s shares that are present at the meeting, in person or by proxy. The persons named as proxies will vote in favor of or against, or will abstain with respect to, adjournment in the same proportions they are authorized to vote for or against, or to abstain with respect to, the proposal.

THE TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMEND
APPROVAL OF THE PLAN OF REORGANIZATION FOR EACH ACQUIRED FUND.

^

DISSENTERS RIGHTS

Neither the Declaration of Trust nor Massachusetts law grants the shareholders of the Acquired Funds any rights in the nature of dissenters rights of appraisal with respect to any action upon which such shareholders may be entitled to vote; however, the normal right of mutual fund shareholders to redeem their shares (subject to any applicable contingent deferred sales charges) is not affected by the proposed Reorganization.

^

NATIONAL FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand National Fund’s financial performance for the period(s) indicated. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all distributions at net asset value. This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, except for the six months ended March 31, 2011 which is unaudited. The report of Deloitte & Touche LLP and National Fund’s financial statements are incorporated herein by reference and included in National Fund’s annual report, which is available on request.

Six Months Ended March 31, 2011
	Class A	Class B	Class C	Class I
Net asset value - Beginning of period	$ 10.020	$ 10.020	$ 10.020	$ 10.020

Income (Loss) From Operations
Net investment income(1)	$ 0.275	$ 0.241	$ 0.241	$ 0.283
Net realized and unrealized gain (loss)	(1.377)	(1.377)	(1.377)	(1.374)
Total income from operations	$ (1.102)	$ (1.136)	$ (1.136)	$ (1.091)

Less Distributions
From net investment income	$(0.268)	$(0.234)	$(0.234)	$(0.279)
Total distributions	$(0.268)	$(0.234)	$(0.234)	$(0.279)
Net asset value - End of period	$8.650	$8.650	$8.650	$8.650
Total Return(2)	(11.08)% (5)	(11.41)% (5)	(11.41)% (5)	(10.97)% (5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,819,877	$123,313	$916,813	$636,937

Ratios (as a percentage of average daily net
assets):
Expenses excluding interest and fees	0.69% (6)	1.44% (6)	1.44% (6)	0.43% (6)
Interest and fee expense(4)	0.14%(6)	0.14%(6)	0.14%(6)	0.14%(6)
Total expenses before custodian fee
reduction	0.83%(6)	1.58%(6)	1.58%(6)	0.57%(6)
Expenses after custodian fee reduction
excluding interest and fees	0.69%(6)	1.44%(6)	1.44%(6)	0.43%(6)
Net investment income	6.04%(6)	5.30%(6)	5.29%(6)	6.26%(6)
Portfolio Turnover	8% (5)	8% (5)	8% (5)	8% (5)

^

NATIONAL FUND FINANCIAL HIGHLIGHTS (continued)

	Year Ended September 30, 2010
	Class A	Class B	Class C	Class I
Net asset value - Beginning of period	$ 10.040	$ 10.050	$ 10.050	$ 10.040

Income (Loss) From Operations
Net investment income(1)	$ 0.527	$ 0.455	$ 0.455	$ 0.552
Net realized and unrealized gain (loss)	(0.022)	(0.029)	(0.029)	(0.024)
Total income from operations	$ 0.505	$ 0.426	$ 0.426	$ 0.528

Less Distributions
From net investment income	$(0.525)	$(0.456)	$(0.456)	$(0.548)
Total distributions	$(0.525)	$(0.456)	$(0.456)	$(0.548)
Net asset value - End of period	$10.020	$10.020	$10.020	$10.020
Total Return(2)	5.36%	4.51%	4.51%	5.61%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,971,060	$160,946	$1,281,278	$522,370

Ratios (as a percentage of average daily net
assets):
Expenses excluding interest and fees	0.67%	1.42%	1.42%	0.42%
Interest and fee expense(4)	0.13%	0.13%	0.13%	0.13%
Total expenses before custodian fee
reduction	0.80%	1.55%	1.55%	0.55%
Expenses after custodian fee reduction
excluding interest and fees	0.67%	1.42%	1.42%	0.42%
Net investment income	5.45%	4.70%	4.70%	5.70%
Portfolio Turnover	20%	20%	20%	20%

^

NATIONAL FUND FINANCIAL HIGHLIGHTS (continued)

	Year Ended September 30, 2009
	Class A	Class B	Class C	Class I
Net asset value - Beginning of period	$ 9.060	$ 9.060	$ 9.060	$ 9.060

Income (Loss) From Operations
Net investment income(1)	$ 0.527	$ 0.464	$ 0.464	$ 0.550
Net realized and unrealized gain (loss)	0.984	0.992	0.992	0.983
Total income from operations	$ 1.511	$ 1.456	$ 1.456	$ 1.533

Less Distributions
From net investment income	$(0.531)	$(0.466)	$(0.466)	$(0.553)
Total distributions	$(0.531)	$(0.466)	$(0.466)	$(0.553)
Net asset value - End of period	$10.040	$10.050	$10.050	$10.040
Total Return(2)	17.97%	17.18%	17.18%	18.28%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,811,295	$179,657	$1,367,785	$217,630

Ratios (as a percentage of average daily net
assets):
Expenses excluding interest and fees	0.70%	1.45%	1.45%	0.44%
Interest and fee expense(4)	0.23%	0.23%	0.23%	0.23%
Total expenses before custodian fee
reduction	0.93%	1.68%	1.68%	0.67%
Expenses after custodian fee reduction
excluding interest and fees	0.70%	1.45%	1.45%	0.44%
Net investment income	6.22%	5.48%	5.46%	6.47%
Portfolio Turnover	46%	46%	46%	46%

^

NATIONAL FUND FINANCIAL HIGHLIGHTS (continued)

	Year Ended September 30, 2008
	Class A	Class B	Class C	Class I
Net asset value - Beginning of period	$11.490	$11.490	$11.490	$11.490

Income (Loss) From Operations
Net investment income(1)	$ 0.533	$ 0.454	$ 0.453	$ 0.559
Net realized and unrealized gain (loss)	(2.431)	(2.435)	(2.434)	(2.429)
Total income from operations	$(1.898)	$(1.981)	$(1.981)	$ (1.870)

Less Distributions
From net investment income	$(0.532)	$(0.449)	$(0.449)	$(0.560)
Total distributions	$(0.532)	$(0.449)	$(0.449)	$(0.560)
Net asset value - End of period	$ 9.060	$ 9.060	$ 9.060	$ 9.060
Total Return(2)	(17.03)%	(17.69)%	(17.69)%	(16.81)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,987,956	$138,052	$1,143,256	144,692

Ratios (as a percentage of average daily net
assets):
Expenses excluding interest and fees	0.64%	1.39%	1.39%	0.40%
Interest and fee expense(4)	0.46%	0.46%	0.46%	0.46%
Total expenses before custodian fee
reduction	1.10%	1.85%	1.85%	0.86%
Expenses after custodian fee reduction
excluding interest and fees	0.63%	1.38%	1.38%	0.39%
Net investment income	5.00%	4.25%	4.25%	5.26%
Portfolio Turnover	64%	64%	64%	64%

^

NATIONAL FUND FINANCIAL HIGHLIGHTS (continued)

	Year Ended September 30, 2007
	Class A	Class B	Class C	Class I
Net asset value - Beginning of period	$11.780	$11.780	$11.780	$11.780

Income (Loss) From Operations
Net investment income(1)	$ 0.521	$ 0.434	$ 0.431	$ 0.549
Net realized and unrealized gain (loss)	(0.290)	(0.290)	(0.287)	(0.289)
Total income from operations	$ 0.231	$ 0.144	$ 0.144	$ 0.260

Less Distributions
From net investment income	$(0.521)	$(0.434)	$(0.434)	$(0.550)
Total distributions	$(0.521)	$(0.434)	$(0.434)	$(0.550)
Net asset value - End of period	$11.490	$11.490	$11.490	$11.490
Total Return(2)	1.95%	1.20%	1.20%	2.20%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,647,177	$173,176	$1,334,054	139,301

Ratios (as a percentage of average daily net
assets):
Expenses excluding interest and fees	0.64%(3)	1.39%(3)	1.39%(3)	0.39%(3)
Interest and fee expense(4)	0.62%	0.62%	0.62%	0.62%
Total expenses before custodian fee
reduction	1.26%(3)	2.01%(3)	2.01%(3)	1.01%(3)
Expenses after custodian fee reduction
excluding interest and fees	0.63%(3)	1.38%(3)	1.38%(3)	0.38%(3)
Net investment income	4.44%	3.69%	3.68%	4.68%
Portfolio Turnover	65%	65%	65%	65%

^

NATIONAL FUND FINANCIAL HIGHLIGHTS (continued)

	Year Ended September 30, 2006
	Class A	Class B	Class C	Class I
Net asset value - Beginning of period	$11.270	$11.270	$11.270	$11.270

Income (Loss) From Operations
Net investment income(1)	$ 0.565	$ 0.478	$ 0.480	$ 0.601
Net realized and unrealized gain (loss)	0.478	0.480	0.478	0.471
Total income from operations	$ 1.043	$ 0.958	$ 0.958	$ 1.072

Less Distributions
From net investment income	$(0.533)	$(0.448)	$(0.448)	$(0.562)
Total distributions	$(0.533)	$(0.448)	$(0.448)	$(0.562)
Net asset value - End of period	$11.780	$11.780	$11.780	$11.780
Total Return(2)	9.50%	8.69%	8.69%	9.77%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,259,363	$140,593	$783,143	82,723

Ratios (as a percentage of average daily net
assets):
Expenses excluding interest and fees	0.72%	1.47%	1.47%	0.47%
Interest and fee expense(4)	0.61%	0.61%	0.61%	0.61%
Total expenses before custodian fee
reduction	1.33%	2.08%	2.08%	1.08%
Expenses after custodian fee reduction
excluding interest and fees	0.71%	1.46%	1.46%	0.46%
Net investment income	4.93%	4.17%	4.18%	5.22%
Portfolio Turnover	58%	58%	58%	58%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with ^ residual interest bond transactions.
(5)	Not Annualized.
(6)	Annualized

^

MICHIGAN FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand MI Fund’s financial performance for the period(s) indicated. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all distributions at net asset value. This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, except for the six months ended January 31, 2011 which is unaudited. The report of Deloitte & Touche LLP and MI Fund’s financial statements are incorporated herein by reference and included in MI Fund’s annual report, which is available on request. Financial Highlights information is not provided for Class I shares of the MI Fund because the Class had not yet commenced operations as of July 31, 2010.

	Period Ended			Year Ended		Year Ended
	January 31, 2011			July 31, 2010		July 31, 2009
	Class A(10)	Class C(10)	Class I(9)	Class A	Class C	Class A	Class C
Net asset value - Beginning of period	$ 8.910	$ 8.920	$ 8.920	$ 8.410	$ 8.420	$ 8.950	$ 8.960

Income (Loss) From Operations
Net investment income(2)	$ 0.196	$ 0.163	$ 0.200	$ 0.397	$ 0.330	$ 0.402	$ 0.341
Net realized and unrealized gain (loss)	(0.542)	(0.542)	(0.550)	0.496	0.498	(0.538)	(0.540)
Total income (loss) from operations	$(0.346)	$(0.379)	$(0.350)	$0.893	$0.828	$(0.136)	$ (0.199)

Less Distributions
From net investment income	$(0.194)	$(0.161)	$(0.200)	$(0.393)	$(0.328)	$(0.404)	$ (0.341)
Total distributions	$(0.194)	$(0.161)	$(0.200)	$(0.393)	$(0.328)	$(0.404)	$ (0.341)
Net asset value - End of year	$ 8.370	$ 8.380	$ 8.370	$ 8.910	$ 8.920	$ 8.410	$ 8.420
Total Return(3)	(3.97)%(4)	(4.32)%(4)	(4.01)%(4)	10.75%	9.93%	(1.29)%	(2.04)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,365	$2,896	$ 1	$46,492	$ 3,641	$ 47,885	$3,513

Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.76%(6)	1.51%(6)	0.56%(6)	0.75%	1.50%	0.80%	1.55%
Interest and fee expense(7)	0.02%(6)	0.02%(6)	0.02%(6)	0.01%	0.01%	0.16	0.16%
Total expenses before custodian fee reduction	0.78%(6)	1.53%(6)	0.58%(6)	0.76%	1.51%	0.96%	1.71%
Expenses after custodian fee reduction excluding
interest and fees	0.76%(6)	1.51%(6)	0.58%(6)	0.75%	1.50%	0.80%	1.55%
Net investment income	4.40%(6)	3.65%(6)	4.57%(6)	4.49%	3.74%	4.89%	4.14%
Portfolio Turnover of the Fund	4%(4)	4%(4)	4%(4)(10)	6%	6%	15%	15%

^

MICHIGAN FUND FINANCIAL HIGHLIGHTS (continued)

	Year Ended July 31,		Year Ended July 31,		Period Ended July 31,
	2008		2007		2006
	Class A	Class C	Class A	Class C	Class A	Class C(1)
Net asset value - Beginning of period	$ 9.480	$ 9.480	$9.510	$ 9.510	$9.630	$9.480

Income (Loss) From Operations
Net investment income(2)	$ 0.407	$ 0.337	$ 0.401	$ 0.326	$ 0.419	$0.080
Net realized and unrealized gain (loss)	(0.489)	(0.481)	(0.028)	(0.025)	(0.131)	0.033
Total income (loss) from operations	$(0.082)	$(0.144)	$0.373	$(0.301)	$0.288	$0.113

Less Distributions
From net investment income	$(0.403)	$(0.331)	$(0.403)	$(0.331)	$(0.408)	$(0.083)
From net realized gains	$(0.045)	$(0.045)	$—	$—	$—	$—
Total distributions	$(0.448)	$(0.376)	$(0.403)	$(0.331)	$(0.408)	$(0.083)
Net asset value - End of period	$ 8.950	$ 8.960	$9.480	$ 9.480	$ 9.510	$ 9.510
Total Return(3)	(0.88)%	(1.54)%	3.92%	3.16%	3.06%	1.20%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 58,620	$ 4,049	$64,786	$3,028	$53,595	$141

Ratios (as a percentage of average daily net
assets):
Expenses excluding interest and fees	0.77%	1.52%	0.78%(5)	1.53%(5)	0.79%	1.54%(6)
Interest and fee expense(7)	0.14%	0.14%	0.24%	0.24%	0.24%	0.24%(6)
Total expenses before custodian fee reduction	0.91%	1.66%	1.02%(5)	1.77%(5)	1.03%	1.78%(6)
Expenses after custodian fee reduction excluding
interest and fees	0.75%	1.50%	0.75%(5)	1.50%(5)	0.78%	1.53%(6)
Net investment income	4.40%	3.65%	4.16%	3.39%	4.39%	3.39%(6)
Portfolio Turnover of the Fund	24%	24%	15%	15%	32%	32%(8)

(1)	For the period from the start of business, May 2, 2006, to July 31, 2006.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with ^ residual interest bond transactions.
(8)	For the year ended July 31, 2006.
(9)	For the period from the commencement of operations on August 3, 2010, to January 21, 2011.
(10)	For the six months ended January 31, 2011.

^

RHODE ISLAND FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand RI Fund’s financial performance for the period(s) indicated. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all distributions at net asset value. This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, except for the six months ended March 31, 2011 which is unaudited. The report of Deloitte & Touche LLP and RI Fund’s financial statements are incorporated herein by reference and included in RI Fund’s annual report, which is available on request.

		^		^
Six Months Ended March 31, 2011
	Class A	Class B	Class C	Class I
Net asset value - Beginning of period	$ 9.070	$ 9.280	$ 9.280	$ 9.060

Income (Loss) From Operations
Net investment income(1)	$ 0.204	$ 0.175	$ 0.177	$ 0.212
Net realized and unrealized gain (loss)	(1.761)	(0.770)	(0.772)	(0.744)
Total income from operations	$ (0.557)	$ (0.595)	$ (0.595)	$ (0.532)

Less Distributions
From net investment income	$(0.203)	$(0.175)	$(0.175)	$(0.208)
Total distributions	$(0.203)	$(0.175)	$(0.175)	$(0.208)
Net asset value - End of period	$8.310	$8.510	$8.510	$8.320
Total Return(2)	(6.17)% (4)	(6.44)% (4)	(6.44)% (4)	(5.90)% (4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,929	$3,634	$2,862	$73

Ratios (as a percentage of average daily net
assets):
Expenses excluding interest and fees	0.70% (6)	1.46% (6)	1.45% (6)	0.51% (6)
Interest and fee expense(4)	0.04%(6)	0.04%(6)	0.04%(6)	0.04%(6)
Total expenses before custodian fee
reduction	0.74%(6)	1.50%(6)	1.49%(6)	—
Expenses after custodian fee reduction
excluding interest and fees	0.70%(6)	1.46%(6)	1.45%(6)	0.55%(6)
Net investment income	4.78%(6)	4.01%(6)	4.04%(6)	5.06%(6)
Portfolio Turnover	1% (4)	1% (4)	1% (4)	1% (4)

^

RHODE ISLAND FUND FINANCIAL HIGHLIGHTS (continued)

	Year Ended				Year Ended
	September 30, 2010				September 30, 2009
	Class A	Class B	Class C	Class I(9)	Class A	Class B	Class C
Net asset value - Beginning of period	$ 9.000	$ 9.210	$ 9.220	$ 8.900	$ 8.380	$ 8.570	$ 8.570

Income (Loss) From Operations
Net investment income(2)	$ 0.389	$ 0.330	$ 0.331	$ 0.067	$ 0.392	$ 0.339	$ 0.339
Net realized and unrealized gain (loss)	0.066	0.068	0.057	0.159	0.622	0.640	0.640
Total income from operations	$ 0.455	$0.398	$0.388	$0.226	$ 1.014	$ 0.979	$ 0.979

Less Distributions
From net investment income	$(0.385)	$(0.328)	$(0.328)	$(0.066)	$(0.394)	$(0.339)	$(0.339)
Total distributions	$(0.385)	$(0.328)	$(0.328)	$(0.066)	$(0.394)	$(0.339)	$(0.339)
Net asset value - End of period	$ 9.070	$ 9.280	$ 9.280	$ 9.060	$ 9.000	$ 9.210	$ 9.220
Total Return(3)	5.24%	4.46%	4.35%	2.54%(4)	12.70%	11.92%	11.91%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,266	$ 5,272	$ 3,461	$ 1	$39,064	$ 8,157	$ 4,159

Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74%	1.50%	1.50%	0.55%(8)	0.79%	1.54%	1.54%
Interest and fee expense(7)	0.02%	0.02%	0.02%	0.02%(6)	0.^ 08%	0.08%	0.08%
Total expenses before custodian fee reduction	0.76%	1.52%	1.52%	0.57%(6)	0.87%	1.62%	1.62%
Expenses after custodian fee reduction excluding
interest and fees	0.74%	1.50%	1.50%	^ —	0.79%	1.54%	1.54%
Net investment income	4.38%	3.64%	3.64%	4.55%(6)(10)	4.80%	4.08%	4.07%
Portfolio Turnover	10%	10%	10%	10%(11)	27%	27%	27%

^

RHODE ISLAND FUND FINANCIAL HIGHLIGHTS (continued)

	Year Ended ^ September 30,
		2008			2007
	Class A	Class B	Class C	Class A	Class B	Class C
Net asset value - Beginning of period	$ 9.640	$9.860	$9.870	$9.860	$ 10.080	$10.090

Income (Loss) From Operations
Net investment income(2)	$ 0.411	$ 0.349	$ 0.347	$ 0.411	$ 0.345	$ 0.344
Net realized and unrealized gain (loss)	(1.265)	(1.298)	(1.296)	(0.225)	(0.224)	(0.223)
Total income (loss) from operations	$(0.854)	$(0.949)	$(0.949)	$0.186	$ 0.121	$ 0.121

Less Distributions
From net investment income	$(0.406)	$(0.341)	$(0.341)	$(0.406)	$(0.341)	$(0.341)
Total distributions	$(0.406)	$(0.341)	$(0.341)	$(0.406)	$(0.341)	$(0.341)
Net asset value - End of period	$ 8.380	$ 8.570	$ 8.580	$ 9.640	$ 9.860	$9.870
Total Return(3)	(9.14)%	(9.87)%	(9.85)%	1.91%	1.20%	1.20%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,003	$ 10,286	$ 3,435	$ 46,764	$13,989	$ 3,281

Ratios (as a percentage of average daily net
assets):
Expenses excluding interest and fees	0.79%	1.54%	1.54%	0.74%(5)	1.49%(5)	1.48%(5)
Interest and fee expense(7)	0.17%	0.17%	0.17%	0.40%	0.40%	0.40%
Total expenses before custodian fee reduction	0.96%	1.71%	1.71%	1.14%(5)	1.89%(5)	1.88%(5)
Expenses after custodian fee reduction excluding
interest and fees	0.77%	1.52%	1.52%	0.69%(5)	1.44%(5)	1.44%(5)
Net investment income	4.43%	3.68%	3.66%	4.20%	3.45%	3.45%
Portfolio Turnover	8%	8%	8%	14%	14%	14%

^

RHODE ISLAND FUND FINANCIAL HIGHLIGHTS (continued)

		^ Year Ended
		September 30, 2006
	Class A	Class B	Class C(1)
Net asset value - Beginning of period	$9.760	$9.980	$10,040

Income (Loss) From Operations
Net investment income(2)	$0.423	$0.361	$0.173
Net realized and unrealized gain (loss)	0.106	0.103	0.065
Total income from operations	$0.529	$0.464	$0.238

Less Distributions
From net investment income	$(0.429)	$(0.364)	$(0.188)
Total distributions	$(0.429)	$(0.364)	$(0.188)
Net asset value - End of period	$ 9.860	$10.080	$ 10.090
Total Return(3)	5.56%	4.76%	2.40%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,291	$18,564	$428

Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75%	1.50%	1.50%(6)
Interest and fee expense(7)	0.35%	0.35%	0.35%(6)
Total expenses before custodian fee reduction	1.10%	1.85%	1.85%(6)
Expenses after custodian fee reduction excluding
interest and fees	0.72%	1.47%	1.47%(6)
Net investment income	4.34%	3.62%	3.23%(6)
Portfolio Turnover	19%	19%	19%(8)

(1)	For the period from the start of business, March 20, 2006 to September 30, 2006.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with ^ residual interest bond transactions.
(8)	For the year ended September 30, 2006.
(9)	For the period from the commencement of operations, August 3, 2010 to September 30, 2010.
(10)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(11)	For the year ended September 30, 2010.

^

EXPERTS

The financial statements incorporated in this Proxy Statement/Prospectus by reference from each Fund’s Annual Report for the year ended July 31, 2010 for the MI Fund and for the year ended September 30, 2010 for the RI Fund and the National Fund on Form N-CSR have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

^

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this __ day of ___________, 2011, by and among Eaton Vance Municipals Trust (“Municipals Trust”), a Massachusetts business trust, on behalf of its series Eaton Vance Michigan Municipal Income Fund (“Michigan Fund”) and Eaton Vance Rhode Island Municipal Income Fund (“Rhode Island Fund”) and Municipals Trust, on behalf of its series Eaton Vance National Municipal Income Fund. Eaton Vance Michigan Municipal Income Fund and Eaton Vance Rhode Island Municipal Income Fund, are collectively referred to herein as the “Acquired Funds”, and Eaton Vance National Municipal Income Fund is referred to herein as the “Acquiring Fund”.

WITNESSETH

     WHEREAS, Municipals Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as open-end management investment company authorized to issue an unlimited number of shares of beneficial interest without par value in one or more series (such as the Acquired Funds and the Acquiring Fund), and the Trustees of Municipals Trust have divided the shares of the Acquired Funds and the Acquiring Fund into multiple classes, including Class A, Class B, Class C and Class I shares (“Acquired Fund Shares” and “Acquiring Fund Shares”);

     WHEREAS, Municipals Trust desires to provide for the reorganization of the Acquired Funds through the acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Funds in exchange for the Acquiring Fund Shares in the manner set forth herein; and

     WHEREAS, it is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”);

     NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1.	Definitions

	1.1	The term “1933 Act” shall mean the Securities Act of 1933, as amended.

	1.2	The term “1934 Act” shall mean the Securities Exchange Act of 1934, as amended.

	1.3	The term “Acquired Funds Municipals Trust N-1A” shall mean the registration statement, as amended, on Form N-1A of Municipals Trust with respect to the Acquired Funds in effect on the date hereof or on the Closing Date, as the context may require.

	1.4	The term “Agreement” shall mean this Agreement and Plan of Reorganization.

	1.5	The term “Assumed Liabilities” shall mean all liabilities, expenses, costs, charges and receivables of the Acquired Funds as of the Close of Trading on the New York Stock
Exchange on the Valuation Date. Included therein for the Acquiring Fund Class B and
Class C shall be the uncovered distribution charges under the Acquired Funds Class B and Class C Distribution Plans, or, if lower, the amount of contingent deferred sales charges that would be paid by all the Acquired Funds Class B and Class C shareholders if they redeemed on the Closing Date; such amount shall be treated as uncovered distribution charges under the Acquiring Fund Class B and Class C Distribution Plans.

	1.6	The term “Business Day” shall mean any day that the New York Stock Exchange is open.

	1.7	The term “Close of Trading on the NYSE” shall mean the close of regular trading on the
New York Stock Exchange, which is usually 4:00 p.m. Eastern ^ Time.

	1.8	The term “Closing” shall mean the closing of the transaction contemplated by this
Agreement.

	1.9	The term “Closing Date” shall mean _______________, 2011, provided all necessary approvals have been received, or such other date as may be agreed by the parties on which the Closing is to take place.

	1.10	The term “Commission” shall mean the Securities and Exchange Commission.

	1.11	The term “Custodian” shall mean State Street Bank and Trust Company.

	1.12	The term “Delivery Date” shall mean the date contemplated by Section 3.3 of this
Agreement.

	1.13	The term “Municipals Trust N-14” shall mean Municipals Trust’s registration statement on
Form N-14, including a Joint Proxy Statement/Prospectus as may be amended, that describes the transactions contemplated by this Agreement and registers the Acquiring
Fund Shares to be issued in connection with this transaction.

	1.14	The term “NYSE” shall mean the New York Stock Exchange.

	1.15	The term “Proxy Statement” shall mean the Joint Proxy Statement/Prospectus furnished to the Acquired Funds shareholders in connection with this transaction.

	1.16	The term “Securities List” shall mean the list of those securities and other assets owned by Municipals Trust, on behalf of Michigan Fund and Rhode Island Fund, on the Delivery
Date.

	1.17	The term “Valuation Date” shall mean the day of the Closing Date.

2.	Transfer and Exchange of Assets

	2.1	Reorganization the Acquired Funds. At the Closing, subject to the requisite approval of the Acquired Funds’ shareholders and the terms and conditions set forth herein,
Municipals Trust shall transfer all of the assets of the Acquired Funds and assign all
Assumed Liabilities to the Acquiring Fund, and the Acquiring Fund shall acquire such assets and shall assume such Assumed Liabilities upon delivery by the Acquiring Fund to the Acquired Funds on the Closing Date of Class A, Class B, Class C and Class I
Acquiring Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets so transferred, assigned and delivered, less the Assumed Liabilities, all determined and adjusted as provided in Section 2.2.
Upon delivery of the assets, the Acquiring Fund will receive good and marketable title thereto free and clear of all liens.

	2.2	Computation of Net Asset Value. The net asset value per share of the Acquiring Fund
Shares and the net value of the assets of the Acquired Fund subject to this Agreement shall, in each case, be determined as of the Close of Trading on the NYSE on the
Valuation Date, after the declaration and payment of any dividend on that date. The net asset value of the Acquiring Fund Shares shall be computed in the manner set forth in the Acquiring Fund Municipals Trust N-1A. In determining the value of the securities transferred by the Acquired Funds to the Acquiring Fund, such assets shall be priced in accordance with the policies and procedures described in the Acquiring Fund Municipals
Trust N-1A.

3.	Closing Date, Valuation Date and Delivery

	3.1	Closing Date. The Closing shall be at the offices of Eaton Vance Management, Two
International Place, Boston, MA 02110 immediately after the close of business on the
Closing Date. All acts taking place at Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed in writing by the parties.

	3.2	Valuation Date. Pursuant to Section 2.2, the net value of the assets of the Acquired
Funds and the net asset value per share of the Acquiring Fund shall be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The stock transfer books of Municipals Trust with respect to the Acquired Funds will be permanently closed, and sales of the Acquired
Funds Shares shall be suspended, as of the close of business of Municipals Trust on the
Valuation Date. Redemption requests thereafter received by Municipals Trust with respect to the Acquired Funds shall be deemed to be redemption requests for the
Acquiring Fund Shares to be distributed to shareholders of the Acquired Funds under this
Agreement provided that the transactions contemplated by this Agreement are consummated.

In the event that trading on the NYSE or on another exchange or market on which securities held by the Acquired Funds are traded shall be disrupted on the Valuation Date so that, in the judgment of Municipals Trust, accurate appraisal of the net assets of the
Acquired Funds to be transferred hereunder or the assets of the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first Business Day after the day on which trading on such exchange or in such market shall, in the judgment of
Municipals Trust, have been resumed without disruption. In such event, the Closing Date shall be postponed until one Business Day after the Valuation Date.

	3.3	Delivery of Assets. After the close of business on the Valuation Date, Municipals Trust shall issue instructions providing for the delivery of all of its assets held on behalf of the
Acquired Funds to the Custodian to be held for the account of the Acquiring Fund, effective as of the Closing. The Acquiring Fund may inspect such securities at the offices of the Custodian prior to the Valuation Date.

4.	Acquired Fund Distributions and Termination

	4.1	As soon as reasonably practicable after the Closing Date, Municipals Trust shall pay or make provisions for the payment of all of the debts and taxes of the Acquired Funds and distribute all remaining assets, if any, to shareholders of the Acquired Funds, and the
Acquired Funds shall thereafter be terminated under Massachusetts law.

At, or as soon as may be practicable following the Closing Date, Municipals Trust on behalf of the Acquired Funds shall distribute the Class A, Class B, Class C and Class I the Acquiring Fund Shares it received from the Acquiring Fund to the shareholders of the
Acquired Funds and shall instruct the Acquiring Fund as to the amount of the pro rata interest of each of the Acquired Funds shareholders as of the close of business on the
Valuation Date (such shareholders to be certified as such by the transfer agent for
Municipals Trust, to be registered on the books of the Acquiring Fund, in full and fractional the Acquiring Fund Shares, in the name of each such shareholder, and the
Acquiring Fund agrees promptly to transfer the Acquiring Fund Shares then credited to the account of the Acquired Funds on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Funds shareholders in accordance with said instruction. Each Acquired Funds shareholder shall receive shares of the corresponding class of the Acquiring Fund to the class of the

Acquired Funds held by such shareholder. All issued and outstanding Acquired Funds
Shares shall thereupon be canceled on the books of Municipals Trust. The Acquiring
Fund shall have no obligation to inquire as to the correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct.

5.	The Acquired Fund Securities

On the Delivery Date, Municipals Trust on behalf of the Acquired Funds shall deliver the
Securities List and tax records. Such records shall be made available to the Acquiring Fund prior to the Closing Date for inspection by the Treasurer (or his or her designee). Notwithstanding the foregoing, it is expressly understood that the Acquired Funds may hereafter until the close of business on the Valuation Date sell any securities owned by it in the ordinary course of its business as a series of an open-end, management investment company.

6.	Liabilities and Expenses

The Acquiring Fund shall acquire all liabilities of the Acquired Funds, whether known or unknown, or contingent or determined. Municipals Trust will discharge all known liabilities of the Acquired
Funds, so far as may be possible, prior to the Closing Date. The Acquired Funds shall bear the expenses of carrying out this Agreement.

7.	Municipals Trust Representations and Warranties

Municipals Trust, on behalf of Michigan Fund and Rhode Island Fund and on behalf of the
Acquiring Fund, hereby represents, warrants and agrees as follows:

	7.1	Legal Existence. Municipals Trust are each a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts. Michigan Fund, Rhode
Island Fund and the Acquiring Fund are each validly existing series of Municipals Trust.
Municipals Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquiring Fund.

	7.2	Registration under 1940 Act. Municipals Trust are each duly registered as an open-end management investment companies under the 1940 Act and such registration is in full force and effect.

	7.3	Financial Statements. The statement of assets and liabilities and the schedule of portfolio investments and the related statements of operations and changes in net assets of
Michigan Fund dated July 31, 2010 and January 31, 2011 (unaudited) and of the Rhode
Island Fund and the Acquiring Fund dated September 30, 2010 and March 31, ^ 2011
(unaudited), fairly present the financial condition of the Acquired Funds and the Acquiring
Fund as of said dates in conformity with generally accepted accounting principles.

	7.4	No Contingent Liabilities. There are no known contingent liabilities of the Acquired Funds or the Acquiring Fund not disclosed and there are no legal, administrative or other proceedings pending, or to the knowledge of Municipals Trust threatened, against the
Acquired Funds or the Acquiring Fund which would materially affect its financial condition.

	7.5	Requisite Approvals. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein, have been authorized by the
Board of Trustees of Municipals Trust by vote taken at a meeting of such Board duly called and held on ^ March 14, 2011. No approval of the shareholders of the Acquiring
Fund is required in connection with this Agreement or the transaction contemplated hereby. The Agreement has been executed and delivered by a duly authorized officer of
Municipals Trust and is a valid and legally binding obligation of each of the Acquired
Funds and the Acquiring Fund enforceable in accordance with its terms.

	7.6	No Material Violations. Municipals Trust are not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of their Declaration of Trust or By-Laws, as each may be amended, of Municipals Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which
Municipals Trust is a party or by which it is bound.

	7.7	Taxes and Related Filings. Except where failure to do so would not have a material adverse effect on the Acquired Funds or the Acquiring Fund, each of the Acquired Funds and the Acquiring Fund has filed or will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including its current taxable year and no such filings are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable pursuant to such returns have been paid or will be paid, so far as due.
Each of the Acquired Funds and the Acquiring Fund has elected to be treated as a
“regulated investment company” for federal tax purposes, has qualified as such for each taxable year of its operations and will qualify as such as of the Closing Date.

	7.8	Good and Marketable Title. On the Closing Date, each Acquired Fund will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, and full right, power and authority to sell, assign, transfer and deliver such assets and shall deliver such assets to the Acquiring Fund. Upon delivery of such assets, the Acquiring Fund will receive good and marketable title to such assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, except as to adverse claims under Article 8 of the Uniform Commercial Code of which the Acquiring Fund has notice and necessary documentation at or prior to the time of delivery.

	7.9	Acquiring Fund N-1A Not Misleading. The Municipals Trust N-1A conforms on the date of the Agreement, and will conform on the date of the Proxy Statement and the Closing
Date, in all material respects to the applicable requirements of the 1933 Act and the 1940
Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

	7.10	Proxy Statement. The Proxy Statement delivered to the Acquired Funds shareholders in connection with this transaction (both at the time of delivery to such shareholders in connection with the meeting of shareholders and at all times subsequent thereto and including the Closing Date) in all material respects, conforms to the applicable requirements of the 1934 Act and the 1940 Act and the rules and regulations of the
Commission thereunder, and will not include any untrue statement of a material fact or omit to state any material fact required to be stated thereon or necessary to make statements therein, in light of the circumstances under which they were made, not materially misleading.

	7.11	Books and Records. Each of Acquired Funds and the Acquiring Fund have maintained all records required under Section 31 of the 1940 Act and rules thereunder.

8.	Conditions Precedent to Closing

The obligations of the parties hereto shall be conditioned on the following:

8.1	Representations and Warranties. The representations and warranties of the parties made herein will be true and correct as of the date of this Agreement and on the Closing
Date.

8.2	Shareholder Approval. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the Acquired Funds Shares in accordance with the 1940 Act and the Declaration of Trust and By-Laws, each as amended, of Municipals Trust.

8.3	Pending or Threatened Proceedings. On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.4	Registration Statement. The Municipals Trust N-14 shall have become effective under the 1933 Act; no stop orders suspending the effectiveness of such Municipals Trust N-14 shall have been issued; and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The Proxy Statement has been delivered to each shareholder of record of the Acquired Funds as of ^ June 16, 2011 in accordance with the provisions of the 1934 Act and the rules thereunder.

8.5	Declaration of Dividend. Municipals Trust shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the
Acquired Funds shareholders all of the Acquired Funds’ investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid) for the final taxable period of the Acquired Funds, all of its net capital gain realized in the final taxable period of the Acquired Funds (after reduction for any capital loss carryforward) and all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the final taxable period of the Acquired
Funds.

8.6	State Securities Laws. The parties shall have received all permits and other authorizations necessary, if any, under state securities laws to consummate the transactions contemplated herein.

8.7	Performance of Covenants. Each party shall have performed and complied in all material respects with each of the agreements and covenants required by this Agreement to be performed or complied with by each such party prior to or at the Valuation Date and the
Closing Date.

8.8	Due Diligence. Municipals Trust shall have had reasonable opportunity to have its officers and agents review the records of the Acquired Funds.

8.9	No Material Adverse Change. From the date of this Agreement, through the Closing
Date, there shall not have been:

• any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Acquired Funds or the Acquiring
Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course and changes in the net asset value per share) which has had a material adverse effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements;

• any loss (whether or not covered by insurance) suffered by the Acquired Funds or the Acquiring Fund materially and adversely affecting of the Acquired Funds or the Acquiring Fund, other than depreciation of securities;

• issued by Municipals Trust to any person any option to purchase or other right to acquire shares of any class of the Acquired Funds or the Acquiring Fund Shares
(other than in the ordinary course of Municipals Trust business as an open-end management investment company);

• any indebtedness incurred by the Acquired Funds or the Acquiring Fund for borrowed money or any commitment to borrow money entered into by the
Acquired Funds or the Acquiring Fund except as permitted in the Acquired
Municipals Trust N-1A or the Acquiring fund Municipals Trust N-1A and disclosed in financial statements required to be provided under this Agreement;

• any amendment to the Declaration of Trust or By-Laws of Municipals Trust that will adversely affect the ability of Municipals Trust to comply with the terms of this
Agreement; or

• any grant or imposition of any lien, claim, charge or encumbrance upon any asset of the Acquired Funds except as provided in the Acquired Funds
Municipals Trust N-1A so long as it will not prevent Municipals Trust from complying with Section 7.8.

	8.10	Lawful Sale of Shares. On the Closing Date, the Acquiring Fund Shares to be issued pursuant to Section 2.1 of this Agreement will be duly authorized, duly and validly issued and outstanding, and fully paid and non-assessable by Municipals Trust, and conform in all substantial respects to the description thereof contained in the Municipals Trust N-14 and Proxy Statement furnished to the Acquired Funds shareholders and the Acquiring
Fund Shares to be issued pursuant to paragraph 2.1 of this Agreement will be duly registered under the 1933 Act by the Municipals Trust N-14 and will be offered and sold in compliance with all applicable state securities laws.

	8.11	Documentation and Other Actions. Municipals Trust shall have executed such documents and shall have taken such other actions, if any, as reasonably requested to fully effectuate the transactions contemplated hereby.

9.	Addresses

All notices required or permitted to be given under this Agreement shall be given in writing to
Eaton Vance Municipals Trust, Two International Place, Boston, MA 02110 (Attention: Chief
Legal Officer), or at such other place as shall be specified in written notice given by either party to the other party to this Agreement and shall be validly given if mailed by first-class mail, postage prepaid.

10.	Termination

This Agreement may be terminated by either party upon the giving of written notice to the other, if any of the representations, warranties or conditions specified in Sections 7 or 8 hereof have not been performed or do not exist on or before December 31, 2011. In the event of termination of this Agreement pursuant to this provision, neither party (nor its officers, Trustees or shareholders)
shall have any liability to the other.

11.	Miscellaneous

This Agreement shall be governed by, construed and enforced in accordance with the laws of the
Commonwealth of Massachusetts. Municipals Trust represent that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
Municipals Trust represent that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Whenever used herein, the use of any gender shall include all genders. In the event that any provision of this Agreement is unenforceable at law or in equity, the remainder of the Agreement shall remain in full force and effect.

12.	Amendments

At any time prior to or after approval of this Agreement by the Acquired Funds shareholders (i) the parties hereto may, by written agreement and without shareholder approval, amend any of the provisions of this Agreement, and (ii) either party may waive without such approval any default by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing); provided, however, that following shareholder approval, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be received by the Acquired Funds shareholders under this Agreement to the detriment of such shareholders without their further approval. The failure of a party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this
Agreement shall be held to be a waiver of any other or subsequent breach.

13.	Massachusetts Business Trust

References in this Agreement to Municipals Trust mean and refer to the Trustees from time to time serving under its Declarations of Trust on file with the Secretary of the Commonwealth of
Massachusetts, as the same may be amended from time to time, pursuant to which they conduct their businesses. It is expressly agreed that the obligations of Municipals Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of each Trust personally, but bind only the trust property of the Trust as provided in said
Declaration of Trust. The execution and delivery of this Agreement has been authorized by the respective trustees and signed by an authorized officer of Municipals Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them but shall bind only the trust property of each Trust as provided in such Declaration of Trust. No series of Municipals Trust shall be liable for the obligations of any other series.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by their officers thereunto duly authorized, as of the day and year first above written.

ATTEST:	EATON VANCE MUNICIPALS TRUST
(on behalf of Eaton Vance Michigan Municipal Income Fund and
Eaton Vance Rhode Island Municipal Income Fund)

_____________________________	By: _________________________________
Maureen A. Gemma, Secretary	Thomas M. Metzold, President

EATON VANCE MUNICIPALS TRUST
(on behalf of Eaton Vance National Municipal Income Fund)

_____________________________	By: _________________________________
Maureen A. Gemma, Secretary	Thomas M. Metzold, President

APPENDIX B

ANNUAL REPORT
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Eaton Vance National Municipal Income Fund as of September 30, 2010 MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Economic and Market Conditions

The U.S. economy remained generally stable, if still weak, during the fiscal year ending September 30, 2010, even as concerns about high unemployment and budget deficits provoked ongoing skittishness in the capital markets. The U.S. economy grew at an annualized rate of 3.7% in the first quarter of 2010, but slowed to 1.7% in the second quarter, according to the U.S. Department of Commerce. Advance estimates for the third quarter indicated an annualized increase in GDP of 2.0%.

Municipal bond performance was positive for the fiscal year, in spite of ongoing negative media attention on the tax-exempt sector. Solid performance resulted in part from continued investor concern about the strength (or weakness) of the economic recovery, and investments such as higher-quality municipals and Treasuries benefited. Toward the end of the period, the market was bolstered by very light issuance and sustained demand, as well as a flight to quality during July and August. September 2010 brought a change in sentiment, and investors took on more risk, helping higher-yielding, lower-rated sectors of the market.

Against this backdrop the Barclays Capital Municipal Bond Index (the Index)1— an unmanaged index of municipal bonds traded in the U.S.—gained 5.81% for the fiscal year ending September 30, 2010. Munis with longer maturities performed best during the year, with the 20-year segment of the Index returning 6.63%. Intermediate-maturity bonds, represented by the 7-year segment of the Index, also performed well, gaining 6.48%. Shorter-maturity bonds in the 5-year segment of the Index returned 5.63%.

Management Discussion

During the year ending September 30, 2010, the Fund underperformed the Index. The Fund was modestly hedged using Treasury futures—an ongoing strategy that management has employed for many years which is designed to help mitigate interest-rate risk. During the second half of the year, the volatile economic situation in Europe and increasing uncertainty about the global economic outlook bolstered the U.S. Treasury market, sending Treasury yields lower. As a result, the Fund’s use of hedges detracted from its relative returns during the second half of the fiscal year and for the year as a whole. In addition, the Fund was underweight AA-rated bonds and 5% coupon bonds, both of which detracted from relative performance.

In contrast, several factors contributed positively to relative performance. As mentioned, the longer end of the yield curve outperformed during the period. The Fund’s longer duration positioning benefited, as investors sought higher yields later in the period. This duration positioning was the biggest positive factor during the period. In addition, overweight positions in revenue bonds were helpful, as was an overweight position in BBB-rated issues. Holdings of zero-coupon and high-coupon bonds also bolstered returns relative to the Index.

Management employed leverage in the Fund, through which additional exposure to the municipal market was achieved. Leverage has the impact of magnifying the Fund’s exposure to its underlying investments in both up and down markets. During the period, the Fund’s leverage generally helped its relative performance.2

As we move ahead, we continue to focus on state and local government budget deficits, which likely peaked in 2010 or are expected to peak in early 2011. The decline in tax revenues appears to be reaching a bottom, with some municipalities realizing growth in tax receipts due to a combination of slim economic growth and an increase in actual tax rates. However, spending continues to grow faster than tax receipts despite deep spending cuts enacted by some government officials. We will continue to analyze any new developments and solutions that government leaders formulate to address their fiscal problems.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1 It is not possible to invest directly in an Index or a Lipper classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper classfication as the Fund.

2The Fund employs residual interest bond (RIB) financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value). See Note 1I to the financial statements for more information on RIB investments.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance National Municipal Income Fund as of September 30, 2010

PERFORMANCE INFORMATION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S., and the Barclays Capital Long (22+) Municipal Bond Index, the long bond component of the Barclays Capital Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital Long (22+) Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]		Class A	Class B	Class C	Class I
Share Class Symbol		EANAX	EVHMX	ECHMX	EIHMX
Average Annual Total Returns (at net asset value)
One Year		5.36%	4.51%	4.51%	5.61%
Five Years		2.85	2.09	2.09	3.11
10 Years		5.41	4.79	4.64	5.68
Life of Fund†		5.92	5.80	4.41	5.26
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year		0.36%	-0.47%	3.52%	5.61%
Five Years		1.86	1.76	2.09	3.11
10 Years		4.90	4.79	4.64	5.68
Life of Fund†		5.61	5.80	4.41	5.26
† Inception dates: Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93; Class I: 7/1/99
Total Annual
Operating Expenses[2]		Class A	Class B	Class C	Class I
Expense Ratio		0.93%	1.68%	1.68%	0.67%
Distribution Rates/Yields		Class A	Class B	Class C	Class I
Distribution Rate[3]		5.31%	4.56%	4.56%	5.56%
Taxable-Equivalent Distribution Rate[3,4]		8.17	7.02	7.02	8.55
SEC 30-day Yield[5]		4.77	4.26	4.26	5.27
Taxable-Equivalent SEC 30-day Yield[4,5]		7.34	6.55	6.55	8.11

Index Performance[6] (Average Annual Total Returns)
	Barclays Capital		Barclays Capital Long (22+)
	Municipal Bond Index		Municipal Bond Index
One Year	5.81%		6.56%
Five Years	5.13		4.50
10 Years	5.73		6.25
Lipper Averages[7] (Average Annual Total Returns)
Lipper General Municipal Debt Funds Classification
One Year			5.45%
Five Years			3.80
10 Years			4.65

Portfolio Manager: Thomas M. Metzold, CFA

*Source: Lipper, Inc. Class B commenced investment operations on 12/19/85.

A $10,000 hypothetical investment at net asset value in Class A, Class C and Class I on 9/30/00 would have been valued at $16,945 ($16,141 at the maximum offering price), $15,738 and $17,385, respectively, on 9/30/10. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

1 Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. 2 Source: Prospectus dated 2/1/10. Includes interest expense of 0.23% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. 3 The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value at the end of the period. 4 Taxable-equivalent figures assume a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper General Municipal Debt Funds Classification contained 250, 197 and 159 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance National Municipal Income Fund as of September 30, 2010

PORTFOLIO COMPOSITION

Rating Distribution*1

*	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund's financial statements. Absent such securi- ties, the Fund's rating distribution as of 9/30/10 is as follows:

AAA	25.7%	BB	0.2%
AA	27.4%	B	3.2%
A	25.1%	CCC	0.4%
BBB	13.3%	CC	O.3%
		Not Rated	4.4%

Fund Statistics[2]

• Number of Issues:	312
• Average Maturity:	26.1 years
• Average Effective Maturity:	14.9 years
• Average Call Protection:	10.4 years
• Average Dollar Price:	$93.19
• RIB Leverage[3] :	13.7%

1 Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

2 Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

3 See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of Floating Rate Notes outstanding as of 9/30/10 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions.

Eaton Vance National Municipal Income Fund as of September 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 – September 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance National Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/10)	(9/30/10)	(4/1/10 – 9/30/10)

Actual
Class A	$1,000.00	$1,068.10	$4.15
Class B	$1,000.00	$1,064.10	$8.02
Class C	$1,000.00	$1,064.10	$8.02
Class I	$1,000.00	$1,069.40	$2.85

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.05
Class B	$1,000.00	$1,017.30	$7.84
Class C	$1,000.00	$1,017.30	$7.84
Class I	$1,000.00	$1,022.30	$2.79

* Expenses are equal to the Fund’s annualized expense ratio of 0.80% for Class A shares, 1.55% for Class B shares, 1.55%
for Class C shares and 0.55% for Class I shares, multiplied by the average account value over the period, multiplied by
183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010.

Eaton Vance National Municipal Income Fund March 31, 2011

Performance1

Portfolio Manager Thomas M. Metzold, CFA

Class A	Class B	Class C	Class I
Symbol	EANAX	EVHMX	ECHMX	EIHMX
Inception Dates	4/5/94	12/19/85	12/3/93	7/1/99

% Average Annual Total Returns at net asset value (NAV)
Six Months	-11.08	-11.41	-11.41	-10.97
One Year	-5.02	-5.73	-5.73	-4.78
Five Years	-0.40	-1.14	-1.14	-0.15
10 Years	3.60	2.97	2.84	3.86
Since Inception	5.02	5.18	3.55	4.00

% SEC Average Annual Total Returns with maximum sales charge
Six Months	-15.30	-15.72	-12.27	-10.97
One Year	-9.52	-10.21	-6.62	-4.78
Five Years	-1.36	-1.46	-1.14	-0.15
10 Years	3.10	2.97	2.84	3.86
Since Inception	4.72	5.18	3.55	4.00
% Maximum Sales Charge	4.75	5.00	1.00	N.A.

% Total Annual Operating
Expense Ratios[2]	Class A	Class B	Class C	Class I
0.80	1.55	1.55	0.55

% Distribution Rates/Yields	Class A	Class B	Class C	Class I
Distribution Rate[3]	6.07	5.31	5.31	6.32
Taxable-Equivalent Distribution Rate[3,4]	9.34	8.17	8.17	9.72
SEC 30-day Yield[5]	5.97	5.50	5.50	6.52
Taxable-Equivalent SEC 30-day Yield[4,5]	9.18	8.46	8.46	10.03

% RIB Leverage[6]	14.64

Comparative Performance 9/30/10 - 3/31/11[7]	% Return
Barclays Capital Municipal Bond Index	-3.68*
Barclays Capital Long (22+) Municipal Bond Index	-7.94*
Lipper General Municipal Debt Funds Classification	-4.78*

* Source: Lipper.

Fund Profile

Rating Distribution8 (% of total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1 to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/11 is as follows (in %):8

AAA	9.6	BB	0.8
AA	44.5	B	4.0
A	21.6	CC	0.4
BBB	15.5	Not Rated	3.6

See Endnotes and Additional Disclosures on page 3.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance National Municipal Income Fund March 31, 2011

Endnotes and Additional Disclosures

1. Six-month returns are cumulative. All other returns are presented on an average annual basis. Total Returns are shown at NAV and do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Total Returns for Class B reflect the applicable contingent deferred sales charges (CDSC) based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge. Performance reflects the effects of leverage.

2. Source: Prospectus dated 2/1/11, as revised or supplemented. Expense Ratio includes interest expense relating to the Fund’s liability with respect to Floating Rate Notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, NAV and performance have not been affected by this expense. The Fund’s interest expense ratio was 0.13%.

3. Distribution Rate is the last regular distribution per share in the period (annualized) divided by the Fund NAV at the end of the period.

4. Taxable-equivalent figure assumes maximum federal income tax rate. A lower income tax rate would result in lower tax-equivalent figures. The maximum federal income tax rate was 35.00% as of 3/31/11.

5. Fund SEC 30-day yields are calculated by dividing net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

6. The Fund employs leverage through the use of residual interest bond (RIB) financing. Leverage provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). See “Floating Rate Notes Issued in Conjunction with Securities Held” in Note 1 to the financial statements for more information on RIB investments. RIB leverage represents the amount of Floating Rate Notes outstanding as of 3/31/11 as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions.

7. It is not possible to invest directly in an Index or a Lipper Classification. Total returns shown for an Index do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. The Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. The Lipper total return is the average total return, at NAV, of funds that are in the Fund’s Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. Index and Lipper returns are available as of month end only.

8. Rating Distribution is determined by dividing the total market value of Fund issues by its total investments. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Eaton Vance National Municipal Income Fund March 31, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 –March 31, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(10/1/10)	(3/31/11)	(10/1/10 – 3/31/11)	Ratio

Actual
Class A	$1,000.00	$ 889.20	$3.91	0.83%
Class B	$1,000.00	$ 885.90	$7.43	1.58%
Class C	$1,000.00	$ 885.90	$7.43	1.58%
Class I	$1,000.00	$ 890.30	$2.69	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.18	0.83%
Class B	$1,000.00	$1,017.10	$7.95	1.58%
Class C	$1,000.00	$1,017.10	$7.95	1.58%
Class I	$1,000.00	$1,022.10	$2.87	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2010.

APPENDIX C

OUTSTANDING SHARES AND 5% HOLDERS

Shareholders are entitled to the number of votes equal to the number of shares held by such shareholder.  As of the Record Date, the number of shares outstanding follows:

	Class A shares	Class B shares	Class C shares	Class I shares
MI Fund	4,618,232	N/A	305,756	35,018
RI Fund	3,616,008	358,111	329,201	8,869
National Fund	309,505,376	13,449,621	101,745,188	85,609,349

National Fund shareholders are not voting on the proposal.

As of the Record Date, the following person(s) held the share percentage of MI Fund and the RI Fund, respectively, as indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

MI Fund	Class A shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	12.23%
		Citigroup Global Markets, Inc.	Owings Mills, MD	7.57%

	Class C shares	American Enterprise Investment FBO	Minneapolis, MN	24.44%
		Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	13.25%
		Morgan Stanley Smith Barney	Jersey City, NJ	10.44%
		Raymond James Omnibus for Mutual
		Funds House Account Firm	St. Petersburg, FL	9.21%
		RBC Capital Markets Corp. FBO
		Elaine Canepa Living Trust	Macomb, MI	6.85%

	Class I shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	93.77%
		Raymond James Omnibus for Mutual
		Funds House Account Firm	St. Petersburg, FL	5.91%

RI Fund	Class A shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	23.02%
		Pershing LLC	Jersey City, NJ	11.94%

	Class B shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	50.57%
		First Clearing, LLC	St. Louis, MO	5.19%

	Class C shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	52.65%
		First Clearing LLC	Tiverton, RI	13.26%
		Joseph F. Pavao Jr. and Geraldine N.
		Pavao JTWROS	Portsmouth, RI	5.38%

	Class I shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	98.73%

C-1

Assuming the Reorganization was consummated on the Record Date, such persons would hold the following share percentages in: (i) a combined fund including just that Fund and the National Fund and (ii) a combined fund including all Acquired Funds and the National Fund:

^ ^

				(i)	(ii)
MI Fund	Class A shares	Merrill Lynch, Pierce, Fenner &
		Smith	Jacksonville, FL	12.78%	12.89%
		Citigroup Global Markets, Inc.	Owings Mills, MD	6.08%	6.02%

	Class C shares	Merrill Lynch, Pierce, Fenner &
		Smith	Jacksonville, FL	27.55%	27.63%
		Morgan Stanley Smith Barney	Jersey City, NJ	5.62%	5.60%
		American Enterprise Investment	Minneapolis, MN	0.07%	0.07%
		Raymond James Omnibus for
		Mutual Funds House Account
		Firm	St. Petersburg, FL	0.03%	0.03%
		RBC Capital Markets Corp. FBO
		Elaine Canepa Living Trust	Macomb, MI	0.02%	0.02%

	Class I shares	Merrill Lynch, Pierce, Fenner &
		Smith	Jacksonville, FL	14.01%	14.02%
		Raymond James Omnibus for
		Mutual Funds House Account
		Firm	St. Petersburg, FL	0.00%	0.00%

RI Fund	Class A shares	Merrill Lynch, Pierce, Fenner &
		Smith	Jacksonville, FL	12.90%	12.89%
		Pershing LLC	Jersey City, NJ	5.71%	5.63%

	Class B shares	Merrill Lynch, Pierce, Fenner &
		Smith	Jacksonville, FL	17.84%	17.84%
		Pershing LLC	Jersey City, NJ	8.03%	8.03%
		First Clearing LLC	St. Louis, MO	0.13%	0.13%

	Class C shares	Merrill Lynch, Pierce, Fenner &
		Smith	Jacksonville, FL	27.67%	27.63%
		First Clearing LLC	Tiverton, RI	0.04%	0.04%
		Joseph F. Pavao Jr. and
		Geraldine N. Pavao JTWROS	Portsmouth, RI	0.02%	0.02%

	Class I shares	Merrill Lynch, Pierce, Fenner &
		Smith	Jacksonville, FL	13.99%	14.02%

C-2

As of the Record Date, the following person(s) held the share percentage of National Fund indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Class A shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	12.78%
	American Enterprise Investment FBO	Minneapolis, MN	7.45%
	Morgan Stanley Smith Barney	Jersey City, NJ	6.15%
	Citigroup Global Markets, Inc.	Owings Mills, MD	6.06%
	Pershing LLC	Jersey City, NJ	5.63%

Class B shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	16.99%
	Pershing LLC	Jersey City, NJ	8.11%

Class C shares	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	27.59%
	Citigroup Global Markets, Inc.	Owings Mills, MD	6.77%
	Pershing LLC	Jersey City, NJ	5.67%
	Morgan Stanley Smith Barney	Jersey City, NJ	5.60%

Class I shares	LPL Financial (FBO) Customer Accounts	San Diego, CA	51.22%
	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	13.98%
^	First Clearing LLC	St. Louis, MO	11.50%

Assuming the Reorganization was consummated on the Record Date, such persons would hold the following share percentages in: (i) a combined fund including just the MI Fund and the National Fund, (ii) a combined fund including just the RI Fund and the National Fund, (iii) a combined fund including all the Acquired Funds and the National Fund:

Class A shares		(i)	(ii)	(iii)
Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	12.78%	12.90%	12.89%
American Enterprise Investment FBO	Minneapolis, MN	7.35%	7.37%	7.27%
Morgan Stanley Smith Barney	Jersey City, NJ	6.07%	6.08%	6.00%
Citigroup Global Markets, Inc.	Owings Mills, MD	6.08%	6.00%	6.02%
Pershing LLC	Jersey City, NJ	5.56%	5.71%	5.63%

Class B shares
Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	n/a	17.84%	17.84%
Pershing LLC	Jersey City, NJ	n/a	8.03%	8.03%
First Clearing LLC	St. Louis, MO	n/a	0.13%	0.13%

Class C shares
Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	27.55%	27.67%	27.63%
Citigroup Global Markets, Inc.	Owings Mills, MD	6.75%	6.75%	6.73%
Pershing LLC	Jersey City, NJ	5.65%	5.65%	5.63%
Morgan Stanley Smith Barney	Jersey City, NJ	5.62%	5.59%	5.60%

Class I shares
LPL Financial (FBO) Customer
Accounts	San Diego, CA	51.20%	51.22%	51.20%
Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	14.01%	13.99%	14.02%
First Clearing LLC	St. Louis, MO	11.49%	11.50%	11.49%

As of ^ June 16, 2011, to the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of MI Fund, RI Fund or National Fund. The Trustees and officers of the Trust individually and as a group owned beneficially less than 1% of the outstanding shares of each Fund as of that date.^

C-3

EATON VANCE MUNICIPALS TRUST Eaton Vance National Municipal Income Fund

Two International Place Boston, Massachusetts 02110

STATEMENT OF ADDITIONAL INFORMATION DATED ^ JUNE 30, 2011

     This Statement of Additional Information (“SAI”) relates specifically to the reorganization of Eaton Vance Michigan Municipal Income Fund (“Michigan Fund”) and Eaton Vance Rhode Island Municipal Income Fund (“Rhode Island Fund”) (together referred to herein as the “Acquired Funds”) into Eaton Vance National Municipal Income Fund (“National Fund”), whereby the Acquired Funds will transfer substantially all of their assets to National Fund, and shareholders in each Acquired Fund will receive shares of National Fund, in exchange for their Acquired Fund shares, respectively. This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of the SAI):

(1)	The audited financial statements of (a) Michigan Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended July 31, 2010, previously filed on EDGAR, Accession Number 0000950123-10-088592, (b) Rhode Island Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended September 30, 2010, previously filed on EDGAR, Accession Number 0000950123-10-107765, and (c) National Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended September 30, 2010, previously filed on EDGAR, Accession Number 0000950123- 10-107765.

(2)	The unaudited financial statements of (a) Michigan Fund included in the Semiannual Report to Shareholders of the Fund for the period ended January 31, 2011, previously filed on EDGAR, Accession Number 0000950123-11-030132; (b) Rhode Island Fund included in the Semiannual Report to Shareholders of the Fund for the period ended March 31, 2011, previously filed on EDGAR, Accession Number 0000950123-11-054334, and (c) National Fund included in the Semiannual Report to Shareholders of the Fund for the period ended March 31, 2011, previously filed on EDGAR, Accession Number 0000950123-11-054334.

(4)	The Statement of Additional Information of Michigan Fund, dated December 1, 2010, previously filed on EDGAR, Accession Number 0000940394-10-001163.

(5)	The Statement of Additional Information of Rhode Island Fund, dated January 1, 2011, previously filed on EDGAR, Accession Number 0000940394-11-000042.

(6)	The Statement of Additional Information of National Fund dated February 1, 2011, previously filed on EDGAR, Accession Number 0000940394-11-000042.

This SAI is not a prospectus and should be read only in conjunction with the Proxy Statement/Prospectus dated ^ June 30, 2011 relating to the above-referenced matter. A copy of the Proxy Statement/ Prospectus may be obtained by calling Eaton Vance Distributors, Inc. at (800) 262-1122.

Pro Forma Financial Statements

     Because the net asset value of the Acquired Funds, both separately and in the aggregate, is less than 10 percent of the net asset value of National Fund as of ^ June 16, 2011, no pro forma financial statements are required or provided per Rule 11-01 of Regulation S-X.

PART C OTHER INFORMATION

Item 15.   Indemnification

     Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions.

     The Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The advisory agreements of the Registrant provide the investment adviser limitation of liability to the Trust and its shareholders in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the agreement.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 16.   Exhibits

(1)	(a)	Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust
dated January 11, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment
No. 55 filed September 15, 1995 (Accession No. 0000950156-95-000695)
and incorporated herein by reference. As used herein, references to Post-
Effective Amendments are to post-effective amendments to the Registrant’s registration statement on Form N-1A.

	(b)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit
(1)(b) to Post-Effective Amendment No. 67 filed July 3, 1997 (Accession No.
0000950156-97-000565) and incorporated herein by reference.

	(c)	Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit
(a)(3) to Post-Effective Amendment No. 115 filed November 24, 2008
(Accession No. 0000940394-08-001475) and incorporated herein by reference.

	(d)	Amended and Restated Establishment and Designation of Series of Shares of
Beneficial Interest, Without Par Value, amended and restated effective February
7, 2011 filed as Exhibit (a)(4) to Post-Effective Amendment No. 130 filed May
26, 2011 (Accession No. 0000940394-11-000611) and incorporated herein by reference.

(2)	(a)	By-Laws as amended October 21, 1987 filed as Exhibit (2)(a) to Post-Effective
Amendment No. 55 filed September 15, 1995 (Accession No. 0000950156-
95-000695) and incorporated herein by reference.

	(b)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to
Post-Effective Amendment No. 55 filed September 15, 1995 (Accession No.
0000950156-95-000695) and incorporated herein by reference.

	(c)	Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-
Effective Amendment No. 89 filed November 26, 2002 (Accession No.
0000940394-02-000685) and incorporated herein by reference.

	(d)	Amendment to By-Laws dated February 7, 2005 filed as Exhibit (b)(4) to Post-
Effective Amendment No. 99 filed March 2, 2005 (Accession No.
0000940394-05-000247) and incorporated herein by reference.

	(e)	Amendment to By-Laws dated December 11, 2006 filed as Exhibit (b)(5) to
Post-Effective Amendment No. 107 filed January 3, 2007 (Accession No.
0000940394-07-000005) and incorporated herein by reference.

	(f)	Amendment to By-Laws dated August 11, 2008 filed as Exhibit (b)(6) to Post-
Effective Amendment No. 115 filed November 24, 2008 (Accession No.
0000940394-08-001475) and incorporated herein by reference.

(3)		Voting Trust Agreement – not applicable.

(4)		Form of Agreement and Plan of Reorganization – filed as Appendix A to the
Proxy Statement/Prospectus.

(5)		Shareholders rights are set forth in the Registrant’s Amended and Restated
Declaration of Trust and By-Laws referenced in Items 16(1) and 16(2) above.

(6)	(a)	Form of Investment Advisory Agreement with Boston Management and Research for Eaton Vance Alabama Municipals Fund, Eaton Vance Arizona Municipals
Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Colorado
Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance
Florida Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance
Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton
Vance Maryland Municipals Fund, Eaton Vance Massachusetts Municipals
Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota
Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance
Missouri Municipals Fund, Eaton Vance New Jersey Municipals Fund, Eaton
Vance New York Municipals Fund, Eaton Vance North Carolina Municipals
Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Oregon Municipals
Fund, Eaton Vance Pennsylvania Municipals Fund, Eaton Vance Rhode Island
Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance
Tennessee Municipals Fund, Eaton Vance Virginia Municipals Fund and Eaton
Vance West Virginia Municipals Fund filed as Exhibit (d)(1) to Post-Effective
Amendment No. 96 filed November 24, 2004 (Accession No. 0000940394-
04-001055) and incorporated herein by reference.

	(b)	Form of Investment Advisory Agreement with Boston Management and Research for Eaton Vance California Municipals Fund and Eaton Vance National
Municipals Fund filed as Exhibit (d)(2) to Post-Effective Amendment No. 96 filed
November 24, 2004 (Accession No. 0000940394-04-001055) and
incorporated herein by reference.

	(c)	Investment Advisory and Administrative Agreement between Eaton Vance
Municipals Trust, on behalf of Eaton Vance Municipal Opportunities Fund, and
Eaton Vance Management dated May 31, 2011 filed as Exhibit (d)(3) to Post-
Effective Amendment No. 130 filed May 26, 2011 (Accession No.
0000940394-11-000611) and incorporated herein by reference.

(7)	(a)	(i) Distribution Agreement between Eaton Vance Municipals Trust and Eaton
Vance Distributors, Inc. effective June 23, 1997 with attached Schedule
A effective June 23, 1997 filed as Exhibit (6)(a)(7) to Post-Effective
Amendment No. 67 filed July 29, 1997 (Accession No. 0000950156-
97-000592) and incorporated herein by reference.

	(b)	(ii) Amended Schedule A to Distribution Agreement dated August 6, 2007 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 111 filed
October 4, 2007 (Accession No. 0000940394-07-001184) and
incorporated herein by reference.

	(c)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized
Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 of Eaton
Vance Special Investment Trust (File Nos. 2-27962, 811-01545) filed April 26,
2007 (Accession No. 0000940394-07-000430) and incorporated herein by reference.

(8)		The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital
Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(9)	(a)	Master Custodian Agreement with State Street Bank & Trust Company dated
September 1, 2010 filed as Exhibit (g)(1) to Post-Effective Amendment No. 125 filed November 30, 2010 (Accession No. 0000940394-10-001163) and
incorporated herein by reference.

	(b)	Amended and Restated Services Agreement with State Street Bank & Trust
Company dated September 1, 2010 filed as Exhibit (g)(2) to Post-Effective
Amendment 108 of Eaton Vance Special Investment Trust (File Nos. 2-27962,
811-1545) filed September 27, 2010 (Accession No. 0000940394-10-
0010000).

(10)	(a)	Eaton Vance Municipals Trust Class A Distribution Plan adopted June 23, 1997 and amended April 24, 2006 with attached Schedule A filed as Exhibit (m)(1) to
Post-Effective Amendment No. 106 filed November 28, 2006 (Accession No.
0000940394-06-000888) and incorporated herein by reference.

	(b)	Eaton Vance Municipals Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to
Post-Effective Amendment No. 69 filed September 29, 1997 (Accession No.
0000950156-97-000827) and incorporated herein by reference.

	(c)	(i) Eaton Vance Municipals Trust Class C Distribution Plan adopted June
23, 1997 with attached Schedule A effective June 23, 1997 filed as
Exhibit (15)(c) to Post-Effective Amendment No. 69 filed September 29,
1997 (Accession No. 0000950156-97-000827) and incorporated
herein by reference.

(ii) Amended Schedule A to Class C Distribution Plan dated August 6, 2007 filed as Exhibit (m)(3)(b) to Post-Effective Amendment No. 111 filed
October 4, 2007 (Accession No. 0000940394-07-001185) and
incorporated herein by reference.

	(d)	(i) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated
August 6, 2007 filed as Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015)
filed August 10, 2007 (Accession No. 0000940394-07-000956) and
incorporated herein by reference.

(ii) Schedule A effective May 25, 2011 to Amended and Restated Multiple
Class Plan filed as Exhibit (n)(2) to Post-Effective Amendment No. 170 of
Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015)
(Accession No. 0000940394-11-000607) filed May 25, 2011 and
incorporated herein by reference.

(iii) Schedule B effective May 25, 2011 to Amended and Restated Multiple
Class Plan filed as Exhibit (n)(3) to Post-Effective Amendment No. 170 of
Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015)
(Accession No. 0000940394-11-000607) filed May 25, 2011 and
incorporated herein by reference.

(iv) Schedule C effective May 25, 2011 to Amended and Restated Multiple
Class Plan filed as Exhibit (n)(4) to Post-Effective Amendment No. 170 of
Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015)
(Accession No. 0000940394-11-000607) filed May 25, 2011 and
incorporated herein by reference.

(11)		Opinion and Consent of Counsel as to legality of securities being registered by
Registrant filed as Exhibit (11) to the initial filing of this Registration Statement on Form N-14 filed April 26., 2011 (Accession No. 0000940394-11-000446)
and incorporated herein by reference.

(12)		Form of Opinion of K&L Gates LLP regarding certain tax matters and consequences to shareholders discussed in the Proxy Statement/ Prospectus filed herewith.

(13)	(a)	(i) Amended Administrative Services Agreement between Eaton Vance
Municipals Trust (on behalf of each of its series) and Eaton Vance
Management with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (9)(a) to Post-Effective
Amendment No. 55 filed September 15, 1995 (Accession No.
0000950156-95-000695) and incorporated herein by reference.

(ii) Amendment to Schedule A dated June 23, 1997 to the Amended
Administrative Services Agreement dated June 19, 1995 filed as Exhibit
(9)(a)(2) to Post-Effective Amendment No. 67 filed July 3, 1997
(Accession No. 0000950156-95-000565) and incorporated herein by reference.

	(b)	Transfer Agency Agreement dated as of August 1, 2008 between PNC Global
Investment Servicing Inc. and Eaton Vance Management filed as Exhibit (h)(1)
to Post-Effective Amendment No. 70 of Eaton Vance Series Trust II (File Nos.
02-42722, 811-02258) filed October 27, 2008 (Accession No. 0000940394-
08-001324) and incorporated herein by reference.

	(c)	Red Flag Services Amendment effective May 1, 2009 to the Transfer Agency
Agreement dated August 1, 2008 filed as Exhibit (h)(2)(b) to Post Effective
Amendment No. 31 to Eaton Vance Municipals Trust II (File Nos. 33-713201,
811-08134) filed May 28, 2009 (Accession No. 0000940394-09-000411)
and incorporated herein by reference.

	(d)	Sub-Transfer Agency Services Agreement effective August 1, 2005 between
PFPC Inc. and Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective
Amendment No. 109 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946,
811-04015) filed August 25, 2005 (Accession No. 0000940394-05-000983)
and incorporated herein by reference.

(14)		Consent of Independent Registered Public Accounting Firm regarding financial statements of Registrant filed herewith.

(15)		Omitted Financial Statements – not applicable

(16)	(a)	Powers of Attorney for Eaton Vance Municipals Trust dated November 1, 2005 filed as Exhibit (q) to Post-Effective Amendment No. 102 filed November 29,
2005 (Accession No. 0000940394-05-001357) and incorporated herein by reference.

	(b)	Power of Attorney for the Treasurer and Principal Financial and Accounting
Officer of Eaton Vance Municipals Trust dated January 25, 2006 filed as Exhibit
(q)(2) to Post-Effective Amendment No. 104 filed January 31, 2006 (Accession
No. 0000940394-06-000148) and incorporated herein by reference.

	(c)	Powers of Attorney for Eaton Vance Municipals Trust dated April 23, 2007 filed as Exhibit (q)(3) to Post-Effective Amendment No. 111 filed October 4, 2007
(Accession No. 0000940394-07-001184) and incorporated herein by reference.

	(d)	Power of Attorney for Eaton Vance Municipals Trust dated January 1, 2008 filed as Exhibit (q)(4) to Post-Effective Amendment No. 113 filed January 25, 2008
(Accession No. 0000940394-08-000065) and incorporated herein by reference.

	(e)	Power of Attorney for Eaton Vance Municipals Trust dated November 17, 2008 filed as Exhibit (q)(5) to Post-Effective Amendment No. 116 filed December 24,
2008 (Accession No. 0000940394-08-001623) and incorporated herein by reference.

	(f)	Power of Attorney for Eaton Vance Municipals Trust dated February 7, 2011 filed as Exhibit (q)(6) to Post-Effective Amendment No. 129 filed March 10,
2011 (Accession No. 0000940394-11-000365) and incorporated herein by reference.

	(g)	Power of Attorney for Eaton Vance Municipals Trust dated April 7, 2011 filed as
Exhibit (16)(g) to the initial filing of this Registration Statement on Form N-14 filed April 26., 2011 (Accession No. 0000940394-11-000446) and
incorporated herein by reference.

(17)	(a)	(i) Prospectus dated December 1, 2010, as revised February 17, 2011 of the Eaton Vance Michigan Municipal Income Fund filed as Exhibit
(17)(a)(i) to the initial filing of this Registration Statement on Form N-14 filed April 26., 2011 (Accession No. 0000940394-11-000446) and
incorporated herein by reference.

(ii) Statement of Additional Information, as supplemented, dated December
1, 2010 of Eaton Vance Michigan Municipal Income Fund filed as Exhibit
(17)(a)(ii) to the initial filing of this Registration Statement on Form N-14 filed April 26., 2011 (Accession No. 0000940394-11-000446) and
incorporated herein by reference.

(iii) Prospectus, as supplemented, dated February 1, 2011, of Eaton Vance
Rhode Island Municipal Income Fund filed as Exhibit (17)(a)(iii) to the initial filing of this Registration Statement on Form N-14 filed April 26.,
2011 (Accession No. 0000940394-11-000446) and incorporated herein by reference.

(iv) Statement of Additional Information, dated February 1, 2011, of Eaton
Vance Rhode Municipal Income Fund filed as Exhibit (17)(a)(iv) to the initial filing of this Registration Statement on Form N-14 filed April 26.,
2011 (Accession No. 0000940394-11-000446) and incorporated herein by reference.

	(v)	Prospectus, dated February 1, 2011, of Eaton Vance National Municipal
Income Fund filed as Exhibit (17)(a)(v) to the initial filing of this
Registration Statement on Form N-14 filed April 26., 2011 (Accession No.
0000940394-11-000446) and incorporated herein by reference.

	(vi)	Statement of Additional Information, dated February 1, 2011, of Eaton
Vance National Municipal Income filed as Exhibit (17)(a)(vi) to the initial filing of this Registration Statement on Form N-14 filed April 26., 2011
(Accession No. 0000940394-11-000446) and incorporated herein by reference.

(b)	(i)	Eaton Vance Michigan Municipal Income Fund Annual Report to
Shareholders for the period ended July 31, 2010 filed as Exhibit (17)(b)(i)
to the initial filing of this Registration Statement on Form N-14 filed April
26., 2011 (Accession No. 0000940394-11-000446) and incorporated herein by reference.

	(ii)	Eaton Vance Rhode Island Municipal Income Annual Report to
Shareholders for the period ended September 30, 2010 filed as Exhibit
(17)(b)(ii) to the initial filing of this Registration Statement on Form N-14 filed April 26., 2011 (Accession No. 0000940394-11-000446) and
incorporated herein by reference.

	(iii)	Eaton Vance National Municipal Income Fund Annual Report to
Shareholders for the period ended September 30, 2010 filed as Exhibit
(17)(b)(iii) to the initial filing of this Registration Statement on Form N-14 filed April 26., 2011 (Accession No. 0000940394-11-000446) and
incorporated herein by reference.

(c)	(i)	Eaton Vance Michigan Municipal Income Fund Semiannual Report to
Shareholders for the period ended January 31, 2011 filed as Exhibit
(17)(c) to the initial filing of this Registration Statement on Form N-14 filed April 26., 2011 (Accession No. 0000940394-11-000446) and
incorporated herein by reference.

	(ii)	Eaton Vance Rhode Island Municipal Income Semiannual Report to
Shareholders for the period ended March 31, 2011 filed herewith.

	(iii)	Eaton Vance National Municipal Income Fund Semiannual Report to
Shareholders for the period ended March 31, 2011 filed herewith.

(d)	Proxy Cards filed herewith.

Item 17.   Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

     As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Boston, and the Commonwealth of Massachusetts, on the 30th day of June, 2011.

EATON VANCE MUNICIPALS TRUST /s/ Thomas M. Metzold Thomas M. Metzold President

     Pursuant to the requirements of Section 6(a) of the 1933 Act, this Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date

/s/ Thomas M. Metzold
Thomas M. Metzold	President (Chief Executive Officer)	June 30, 2011

/s/ Barbara E. Campbell	Treasurer (Principal Financial
Barbara E. Campbell	and Accounting Officer)	June 30, 2011

Benjamin C. Esty*
Benjamin C. Esty	Trustee	June 30, 2011

Thomas E. Faust Jr. *
Thomas E. Faust Jr.	Trustee	June 30, 2011

Allen R. Freedman*
Allen R. Freedman	Trustee	June 30, 2011

William H. Park*
William H. Park	Trustee	June 30, 2011

Ronald A. Pearlman*
Ronald A. Pearlman	Trustee	June 30, 2011

Helen Frame Peters*
Helen Frame Peters	Trustee	June 30, 2011

Lynn A. Stout*
Lynn A. Stout	Trustee	June 30, 2011

Ralph F. Verni*
Ralph F. Verni	Trustee	June 30, 2011

* By: /s/ Maureen A. Gemma
Maureen A. Gemma
(As Attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as a part of this Registration Statement:

Exhibit Number			Description
(12)			Form of Opinion of K&L Gates LLP regarding certain tax matters and consequences to shareholders discussed in the Proxy Statement/ Prospectus

(14)			Consent of Independent Registered Public Accounting Firm regarding financial statements of Registrant

(17)	(c)	(ii)	Eaton Vance Rhode Island Municipal Income Semiannual Report to Shareholders
for the period ended March 31, 2011

(17)	(c)	(iii)	Eaton Vance National Municipal Income Semiannual Report to Shareholders for the
period ended March 31, 2011

(17)	(d)		Proxy Cards